                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4133

                  RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 09/30

Date of reporting period: 12/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                      RIVERSOURCE STRATEGIC ALLOCATION FUND

                                AT DEC. 31, 2007



INVESTMENTS IN SECURITIES



DEC. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)




COMMON STOCKS (82.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.8%)
BE Aerospace                                            13,561(b)            $717,377
Ceradyne                                                 5,166(b)             242,440
General Dynamics                                        42,904              3,818,027
Goodrich                                                40,127              2,833,367
Honeywell Intl                                         189,035             11,638,885
Precision Castparts                                     46,712              6,478,954
Rockwell Collins                                        13,500                971,595
United Technologies                                    177,361             13,575,212
                                                                      ---------------
Total                                                                      40,275,857
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.1%)
Atlas Air Worldwide Holdings                               683(b)              37,032
Park-Ohio Holdings                                      10,174(b)             255,367
Toll Holdings                                           65,357(c)             651,381
United Parcel Service Cl B                              26,663              1,885,608
                                                                      ---------------
Total                                                                       2,829,388
-------------------------------------------------------------------------------------


AIRLINES (0.3%)
Air France-KLM                                          24,919(c)             869,362
Alaska Air Group                                        23,113(b)             578,056
Continental Airlines Cl B                               38,198(b)             849,906
Copa Holdings Cl A                                       1,179(c)              44,295
Iberia Lineas Aereas de Espana                          77,138(c)             334,298
Midwest Air Group                                        5,774(b)              85,455
Pinnacle Airlines                                       17,061(b)             260,180
Qantas Airways                                         296,313(c)           1,405,402
Singapore Airlines                                      90,533(c)           1,089,295
SkyWest                                                 23,732                637,204
UAL                                                     12,975(b)             462,689
US Airways Group                                        22,679(b)             333,608
                                                                      ---------------
Total                                                                       6,949,750
-------------------------------------------------------------------------------------


AUTO COMPONENTS (1.0%)
Aftermarket Technology                                  15,050(b)             410,263
Aisin Seiki                                             42,400(c)           1,758,841
American Axle & Mfg Holdings                             4,419                 82,282
Amerigon                                                14,209(b)             300,378
ArvinMeritor                                            11,976                140,478
BorgWarner                                              20,048                970,524
Bridgestone                                             46,700(c)             826,079
Cooper Tire & Rubber                                    26,448                438,508
Exide Technologies                                       4,572(b)              36,576
GKN                                                     66,387(c)             370,243
Goodyear Tire & Rubber                                  89,271(b)           2,519,228
Johnson Controls                                       235,275              8,479,311
COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
Michelin Series B                                       25,787(c)           2,943,043
Modine Mfg                                              13,449                222,043
Nokian Renkaat                                          11,169(c)             387,063
Spartan Motors                                           3,939                 30,094
Standard Motor Products                                 10,842                 88,471
Tenneco                                                  6,037(b)             157,385
TRW Automotive Holdings                                 13,908(b)             290,677
Valeo                                                    7,670(c)             314,836
Visteon                                                 21,744(b)              95,456
                                                                      ---------------
Total                                                                      20,861,779
-------------------------------------------------------------------------------------


AUTOMOBILES (1.8%)
Daimler                                                117,835(c)          11,350,921
Ford Motor                                             298,919(b)           2,011,725
General Motors                                         202,903              5,050,256
Harley-Davidson                                         77,164              3,604,330
Honda Motor                                            206,100(c)           6,821,610
Renault                                                 27,703(c)           3,922,055
Volkswagen                                              32,922(c)           7,570,457
                                                                      ---------------
Total                                                                      40,331,354
-------------------------------------------------------------------------------------


BEVERAGES (1.3%)
Carlsberg Series B                                       4,800(c)             577,012
Coca-Cola                                              206,201             12,654,555
Coca-Cola Amatil                                        40,098(c)             330,988
Hansen Natural                                           4,505(b)             199,526
InBev                                                    6,316(c)             524,139
PepsiCo                                                182,544             13,855,091
                                                                      ---------------
Total                                                                      28,141,311
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.2%)
ArQule                                                  42,133(b)             244,371
Biogen Idec                                             19,590(b)           1,115,063
BioMarin Pharmaceutical                                  4,901(b)             173,495
Cepheid                                                  8,533(b)             224,845
CSL                                                     92,175(c)           2,914,946
Immunomedics                                            19,395(b)              44,996
LifeCell                                                 4,540(b)             195,719
Myriad Genetics                                          5,515(b)             256,006
Seattle Genetics                                         8,287(b)              94,472
                                                                      ---------------
Total                                                                       5,263,913
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.2%)
Apogee Enterprises                                       3,968                 67,892
Armstrong World Inds                                     3,183(b)             127,670
Builders FirstSource                                     3,254(b)              23,494
Compagnie de Saint-Gobain                               19,979(c)           1,879,502
Lennox Intl                                              3,477                144,017
Masco                                                   32,176                695,323
Owens Corning                                           23,550(b)             476,181
Trane                                                   22,679              1,059,337
Universal Forest Products                                4,051                119,342
USG                                                     11,079(b,k)           396,517
                                                                      ---------------
Total                                                                       4,989,275
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.7%)
3i Group                                                29,325(c)             579,361
Bear Stearns Companies                                  19,919              1,757,852
Deutsche Bank                                           11,272(c)           1,470,588
Eaton Vance                                              1,989                 90,320
Epoch Holding                                              750                 11,250
FCStone Group                                              255(b)              11,738
Franklin Resources                                      10,024              1,147,046
Goldman Sachs Group                                      6,836              1,470,082
Lehman Brothers Holdings                               139,706              9,142,361
Merrill Lynch & Co                                     148,100              7,950,008
Morgan Stanley                                         233,614             12,407,239
Raymond James Financial                                  1,536                 50,166
SWS Group                                               15,069                190,924
                                                                      ---------------
Total                                                                      36,278,935
-------------------------------------------------------------------------------------


CHEMICALS (2.2%)
Ashland                                                 22,294              1,057,404
BASF                                                    41,765(c)           6,173,473
Bayer                                                   38,213(c)           3,479,577
Celanese Series A                                       14,274                604,076
CF Inds Holdings                                        10,804              1,189,088
Ciba Specialty Chemicals                                17,729(c)             819,099
Dow Chemical                                            72,703              2,865,952
Eastman Chemical                                        12,855                785,312
Ecolab                                                  24,805              1,270,264
EI du Pont de Nemours & Co                             103,883              4,580,201
Flotek Inds                                              9,408(b)             339,064
Georgia Gulf                                             5,245                 34,722
Imperial Chemical Inds                                 113,691(c)           1,513,023
Innospec                                                 2,326(c)              39,914
Intl Flavors & Fragrances                               18,238                877,795
Mitsui Chemicals                                        77,000(c)             500,836
Monsanto                                               143,080             15,980,606
Novozymes Series B                                       2,450(c)             277,560
Olin                                                    14,648                283,146
PolyOne                                                 19,862(b)             130,692

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CHEMICALS (CONT.)
PPG Inds                                                15,222             $1,069,041
Sigma-Aldrich                                           23,154              1,264,208
Solvay                                                   3,024(c)             422,205
Terra Inds                                              26,348(b)           1,258,380
Umicore                                                  1,841(c)             455,411
Westlake Chemical                                        4,747                 90,146
WR Grace & Co                                           15,184(b)             397,517
Yara Intl                                               28,250(c)           1,298,474
                                                                      ---------------
Total                                                                      49,057,186
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (3.1%)
Banco Popolare Scarl                                    38,289(b,c)           844,689
Banco Santander                                         36,976(c)             797,214
Bank of Ireland                                         63,933(c)             951,001
Barclays                                               636,366(c)           6,412,962
BB&T                                                   106,112              3,254,455
BNP Paribas                                             64,468(c)           6,982,575
Capitol Bancorp                                          1,669                 33,580
Chuo Mitsui Trust Holdings                              84,000(c)             641,826
City Bank                                                1,600                 35,872
Comerica                                                45,840              1,995,415
Commonwealth Bank of Australia                          22,541(c)           1,160,138
Credit Agricole                                        108,146(c)           3,642,080
Danske Bank                                             42,000(c)           1,639,282
Dexia                                                   54,074(c)           1,355,276
DNB NOR                                                108,300(c)           1,646,624
First BanCorp                                           18,375(c)             133,954
First Horizon Natl                                      53,676(k)             974,219
HBOS                                                   239,271(c)           3,471,725
Intesa Sanpaolo                                         40,379(c)             293,841
KBC Groep                                               11,840(c)           1,663,623
KeyCorp                                                 43,364              1,016,886
Lloyds TSB Group                                       386,789(c)           3,634,399
Natl City                                              201,626              3,318,764
Nordea Bank                                             87,200(c)           1,461,399
Oversea-Chinese Banking                                137,000(c)             782,054
Resona Holdings                                            577(c)           1,024,792
Royal Bank of Scotland Group                         1,053,503(c)           9,281,759
Shinsei Bank                                           449,000(c)           1,633,232
Societe Generale                                        11,798(c)           1,703,357
Svenska Handelsbanken Series A                          27,900(c)             891,873
Synovus Financial                                       50,689              1,220,591
Trustmark                                               16,281                412,886
UMB Financial                                            1,909                 73,229
Unione di Banche Italiane                               43,365(c)           1,189,530
US Bancorp                                              71,287              2,262,649
W Holding                                              146,973(c)             177,837
Westpac Banking                                         14,796(c)             359,160
                                                                      ---------------
Total                                                                      68,374,748
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.2%)
ABM Inds                                                14,032                286,112
Aggreko                                                 36,905(c)             386,591
Capita Group                                            57,058(c)             789,308
Dai Nippon Printing                                     65,000(c)             953,871
Deluxe                                                   2,704                 88,935
GeoEye                                                   1,986(b)              66,829
M&F Worldwide                                            1,671(b)              89,983
RR Donnelley & Sons                                     32,551              1,228,476
Serco Group                                             43,873(c)             402,954
TeleTech Holdings                                        1,856(b)              39,477
                                                                      ---------------
Total                                                                       4,332,536
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.4%)
ADC Telecommunications                                   5,192(b)              80,736
Blue Coat Systems                                        3,625(b)             119,154
Ciena                                                    7,935(b)             270,663
CommScope                                                4,818(b)             237,094
Corning                                                186,480              4,473,655
Dycom Inds                                               1,398(b)              37,257
Juniper Networks                                       203,628(b)           6,760,450
Loral Space & Communications                             1,695(b)              58,054
Nokia                                                  278,126(c)          10,666,214
QUALCOMM                                               197,768              7,782,170
Sonus Networks                                           6,243(b)              36,397
Tandberg                                                 5,800(c)             119,695
                                                                      ---------------
Total                                                                      30,641,539
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (4.6%)
Apple                                                  308,547(b)          61,116,989
EMC                                                    791,118(b)          14,659,417
IBM                                                    181,800             19,652,579
Imation                                                  5,471                114,891
Immersion                                               20,029(b)             259,376
Lexmark Intl Cl A                                       44,257(b)           1,542,799
Mitsumi Electric                                        10,600(c)             355,319
NCR                                                     42,559(b)           1,068,231
NEC                                                     86,000(c)             395,780
Novatel Wireless                                        15,933(b)             258,115
Palm                                                    20,249                128,379
Seiko Epson                                             16,100(c)             343,573
Stratasys                                                8,476(b)             219,020
Synaptics                                                5,807(b)             239,016
Western Digital                                         53,139(b)           1,605,329
                                                                      ---------------
Total                                                                     101,958,813
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.6%)
AMEC                                                    47,936(c)             799,688
FLSmidth & Co                                            6,500(c)             661,846
Fluor                                                   22,991              3,350,249
Hochtief                                                 3,624(c)             479,207
Jacobs Engineering Group                                52,604(b)           5,029,467
Leighton Holdings                                       13,317(c)             703,403
Michael Baker                                            9,219(b)             378,901
Perini                                                   2,563(b)             106,159
Quanta Services                                          5,074(b)             133,142
Shaw Group                                               7,175(b)             433,657
VINCI                                                   19,476(c)           1,437,849
                                                                      ---------------
Total                                                                      13,513,568
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.1%)
Fletcher Building                                       59,263(c)             520,686
Martin Marietta Materials                                1,063                140,954
Vulcan Materials                                        10,581                836,851
                                                                      ---------------
Total                                                                       1,498,491
-------------------------------------------------------------------------------------


CONSUMER FINANCE (--%)
Advanta Cl B                                             1,012                  8,167
First Marblehead                                        21,250                325,125
                                                                      ---------------
Total                                                                         333,292
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.1%)
Owens-Illinois                                          17,300(b)             856,350
Pactiv                                                  50,692(b)           1,349,928
Rock-Tenn Cl A                                           1,837                 46,678
Silgan Holdings                                            755                 39,215
Toyo Seikan Kaisha                                      21,100(c)             374,855
                                                                      ---------------
Total                                                                       2,667,026
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.1%)
Building Materials Holding                              10,254                 56,705
Genuine Parts                                           40,949              1,895,938
Li & Fung                                              160,400(c)             639,503
LKQ                                                      6,026(b)             126,667
                                                                      ---------------
Total                                                                       2,718,813
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (--%)
Career Education                                         7,260(b)             182,516
ITT Educational Services                                 2,897(b)             247,028
                                                                      ---------------
Total                                                                         429,544
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (5.7%)
Australian Stock Exchange                               13,932(c)             732,110
Babcock & Brown                                         12,593(c)             295,694
Bank of America                                        226,007              9,325,049
CIT Group                                               33,056                794,336
Citigroup                                              931,202             27,414,586
Deutsche Boerse                                         11,909(c)           2,333,347
Fortis                                                  52,365(c)           1,368,457
Hong Kong Exchanges and Clearing                        89,000(c)           2,495,135
ING Groep                                              134,722(c)           5,240,336
IntercontinentalExchange                                13,461(b)           2,591,243
iShares MSCI Emerging Markets Index Fund               344,000(k)          51,703,199
JPMorgan Chase & Co                                    382,692             16,704,506
Leucadia Natl                                           32,310              1,521,801
Singapore Exchange                                     106,000(c)             972,537
                                                                      ---------------
Total                                                                     123,492,336
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (2.1%)
Belgacom                                                65,685(c)           3,230,610
BT Group                                               633,960(c)           3,417,282
Cable & Wireless                                       186,261(c)             685,763
Cogent Communications Group                              6,296(b)             149,278
Deutsche Telekom                                       431,737(c)           9,492,010
France Telecom                                          75,841(c)           2,715,726
Golden Telecom                                           4,958(c)             500,510
Koninklijke (Royal) KPN                                 52,773(c)             959,773
NTELOS Holdings                                          9,656                286,687
Premiere Global Services                                 3,849(b)              57,158
SingTel                                                500,000(c)           1,377,789
Swisscom                                                 1,244(c)             485,196
TELE2 Series B                                          29,100(c)             579,119
Telecom Italia                                         307,006(c)             950,151
Telecom Italia                                       1,163,796(c)           2,754,800
Telefonica                                             124,804(c)           4,038,627
TeliaSonera                                            170,500(c)           1,592,934
Telstra                                                350,868(c)           1,435,364
Verizon Communications                                 256,949             11,226,103
                                                                      ---------------
Total                                                                      45,934,880
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.9%)
American Electric Power                                 85,078              3,961,232
British Energy Group                                    55,546(c)             606,935
Central Vermont Public Service                           6,862                211,624

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ELECTRIC UTILITIES (CONT.)
CLP Holdings                                           127,000(c)            $862,885
E.ON                                                     4,865(c)           1,032,602
Edison Intl                                             20,952              1,118,208
Entergy                                                 12,084              1,444,280
FPL Group                                               25,122              1,702,769
HongKong Electric Holdings                             237,500(c)           1,359,241
Pinnacle West Capital                                   18,051                765,543
Portland General Electric                                2,692                 74,784
PPL                                                    103,008              5,365,686
Progress Energy                                         19,350                937,121
Reliant Energy                                          14,071(b)             369,223
                                                                      ---------------
Total                                                                      19,812,133
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.7%)
ABB                                                    184,638(c)           5,318,982
ALSTOM                                                   8,818(c)           1,890,740
American Superconductor                                 15,583(b)             426,039
AZZ                                                      3,234(b)              91,684
Baldor Electric                                          2,495                 83,982
Cooper Inds Cl A                                        23,514              1,243,420
Encore Wire                                              8,550                136,116
Gamesa Tecnologica                                       1,165(c)              53,811
General Cable                                           11,610(b)             850,781
GrafTech Intl                                           16,018(b)             284,320
Schneider Electric                                       3,539(c)             478,499
SolarWorld                                              13,863(c)             833,196
SunPower Cl A                                            4,844(b)             631,609
Vestas Wind Systems                                     22,950(b,c)         2,474,545
Woodward Governor                                        5,228                355,243
                                                                      ---------------
Total                                                                      15,152,967
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
Agilysys                                                 1,366                 20,654
Alps Electric                                           32,300(c)             418,092
Arrow Electronics                                       16,907(b)             664,107
Avnet                                                   18,461(b)             645,581
Benchmark Electronics                                   27,732(b)             491,688
FARO Technologies                                        2,017(b)              54,822
FLIR Systems                                             5,456(b)             170,773
FUJIFILM Holdings                                       31,900(c)           1,337,766
Hitachi                                                519,000(c)           3,863,268
Ingram Micro Cl A                                       28,310(b)             510,712
Itron                                                    3,481(b)             334,072
Plexus                                                  13,779(b)             361,837
SYNNEX                                                   4,693(b)              91,983
Trimble Navigation                                       7,035(b)             212,738
                                                                      ---------------
Total                                                                       9,178,093
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (2.5%)
Dawson Geophysical                                       3,016(b)             215,523
Dresser-Rand Group                                       4,903(b)             191,462
Fugro                                                    5,292(c)             408,003
Global Inds                                             12,125(b)             259,718
Grey Wolf                                               49,853(b)             265,716
GulfMark Offshore                                        3,025(b)             141,540
Helmerich & Payne                                       28,254              1,132,138
Matrix Service                                           1,498(b)              32,686
Nabors Inds                                             31,450(b,c)           861,416
Natl Oilwell Varco                                      42,100(b)           3,092,666
Noble                                                   31,715              1,792,215
Oil States Intl                                          6,599(b)             225,158
Parker Drilling                                         13,135(b)              99,169
Patterson-UTI Energy                                    42,260                824,915
Schlumberger                                           304,495             29,953,173
SEACOR Holdings                                          3,925(b)             364,005
Smith Intl                                              53,917              3,981,770
Tidewater                                               14,257                782,139
Transocean                                              23,982(b)           3,433,023
Unit                                                    12,513(b)             578,726
Weatherford Intl                                        90,610(b)           6,215,846
Willbros Group                                           7,557(b,c)           289,358
WorleyParsons                                           16,032(c)             720,959
                                                                      ---------------
Total                                                                      55,861,324
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.4%)
BJ's Wholesale Club                                      5,958(b)             201,559
Casino Guichard Perrachon                                6,860(c)             744,948
Delhaize Group                                           5,599(c)             490,668
Great Atlantic & Pacific Tea                            12,678(b)             397,202
Ingles Markets Cl A                                      9,549                242,449
J Sainsbury                                            205,339(c)           1,726,405
Kroger                                                  87,615              2,340,197
Metro                                                    3,739(c)             313,062
Nash Finch                                               4,092                144,366
Rite Aid                                                98,072(b)             273,621
Safeway                                                154,392              5,281,750
Spartan Stores                                             354                  8,089
SUPERVALU                                               59,347              2,226,699
Wal-Mart Stores                                        297,979             14,162,943
Weis Markets                                             1,765                 70,494
Winn-Dixie Stores                                        9,230(b)             155,710
Woolworths                                              64,367(c)           1,905,504
                                                                      ---------------
Total                                                                      30,685,666
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.7%)
Cal-Maine Foods                                          8,753                232,217
ConAgra Foods                                           51,389              1,222,544
Darling Intl                                            54,759(b)             633,014
Fresh Del Monte Produce                                 12,647(b,c)           424,686
Green Mountain Coffee Roasters                           7,496(b)             305,087
Pilgrim's Pride                                          1,297                 37,548
Sanderson Farms                                         10,349                349,589
Sara Lee                                               145,728              2,340,392
Seaboard                                                   366                538,020
Tyson Foods Cl A                                       101,906              1,562,219
Unilever                                                80,216(c)           3,001,982
Unilever                                               120,695(c)           4,426,690
                                                                      ---------------
Total                                                                      15,073,988
-------------------------------------------------------------------------------------


GAS UTILITIES (0.1%)
Atmos Energy                                             2,477                 69,455
Gas Natural SDG                                         14,884(c)             867,317
Nicor                                                   14,628                619,496
Questar                                                 22,507              1,217,629
                                                                      ---------------
Total                                                                       2,773,897
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
ArthroCare                                               1,649(b)              79,234
Baxter Intl                                             35,744              2,074,939
Becton Dickinson & Co                                   19,378              1,619,613
CR Bard                                                 10,281                974,639
Cynosure Cl A                                            2,926(b)              77,422
IDEXX Laboratories                                       1,074(b)              62,969
Intuitive Surgical                                       3,410(b)           1,106,545
Inverness Medical Innovations                            8,767(b)             492,530
Meridian Bioscience                                     11,433                343,905
NuVasive                                                 3,162(b)             124,962
Regeneration Technologies                               21,072(b)             182,905
Smith & Nephew                                          69,911(c)             800,354
Sonic Innovations                                       29,988(b)             231,507
Stryker                                                 40,002              2,988,950
Zimmer Holdings                                         44,299(b)           2,930,379
                                                                      ---------------
Total                                                                      14,090,853
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.4%)
Air Methods                                              7,074(b)             351,366
AMERIGROUP                                               2,972(b)             108,329
Apria Healthcare Group                                  11,399(b)             245,876
Cardinal Health                                         38,201              2,206,108
Chemed                                                   1,534                 85,720
CIGNA                                                  136,875              7,354,294
Emergency Medical Services Cl A                          4,293(b)             125,699
Emeritus                                                 1,572(b)              39,536
Express Scripts                                         98,965(b)           7,224,445
Health Management Associates Cl A                       46,626                278,823
HealthSpring                                             5,811(b)             110,700
HMS Holdings                                            12,585(b)             417,948
Kindred Healthcare                                      20,251(b)             505,870
Magellan Health Services                                 2,861(b)             133,408
Medco Health Solutions                                  89,527(b)           9,078,037
Molina Healthcare                                        5,351(b)             207,084
Quest Diagnostics                                       29,422              1,556,424
Sunrise Senior Living                                    2,754(b)              84,493
Tenet Healthcare                                        63,101(b)             320,553
WellCare Health Plans                                    8,655(b)             367,059
                                                                      ---------------
Total                                                                      30,801,772
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (--%)
Emageon                                                 47,359(b)             189,436
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.7%)
Accor                                                   13,186(c)           1,052,259
Compass Group                                          207,750(c)           1,264,941
Harrah's Entertainment                                  41,838              3,713,123
Ladbrokes                                               73,471(c)             467,958
McDonald's                                              73,594              4,335,423
Mitchells & Butlers                                     54,101(c)             452,095
Penn Natl Gaming                                         3,108(b)             185,081
Premier Exhibitions                                     18,104(b)             198,058
Punch Taverns                                           30,344(c)             460,796
Sodexho Alliance                                        11,188(c)             685,702
TUI                                                     29,997(b,c)           838,125
Vail Resorts                                               760(b)              40,896
Whitbread                                               26,409(c)             724,678
                                                                      ---------------
Total                                                                      14,419,135
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.5%)
American Greetings Cl A                                    905                 18,372
Avatar Holdings                                          4,988(b)             208,598
Barratt Developments                                    26,975(c)             242,084
Beazer Homes USA                                        15,903                118,159
Berkeley Group Holdings Unit                            13,739(b,c)           368,621
Brookfield Homes                                         2,241                 35,408
Centex                                                  37,535                948,134
Champion Enterprises                                    12,794(b)             120,519
DR Horton                                              167,306              2,203,419
Electrolux Series B                                     48,800(c)             809,426
Hooker Furniture                                         3,794                 76,259
Hovnanian Enterprises Cl A                              11,239(b,k)            80,584

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HOUSEHOLD DURABLES (CONT.)
KB HOME                                                 25,713               $555,401
Lennar Cl A                                             65,519              1,172,135
Libbey                                                   2,762                 43,750
MDC Holdings                                             6,939                257,645
Meritage Homes                                           6,356(b)              92,607
NVR                                                      2,205(b)           1,155,420
Persimmon                                               15,362(c)             244,199
Pulte Homes                                             62,627                660,089
Ryland Group                                            17,674                486,919
Standard-Pacific                                         6,679                 22,375
Stanley Works                                            2,743                132,981
Taylor Wimpey                                          223,801(c)             899,408
Toll Brothers                                           11,575(b)             232,195
Tupperware Brands                                       11,906                393,255
                                                                      ---------------
Total                                                                      11,577,962
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (0.3%)
Energizer Holdings                                       1,768(b)             198,246
Kimberly-Clark                                          88,572              6,141,582
                                                                      ---------------
Total                                                                       6,339,828
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
Constellation Energy Group                              33,854              3,471,051
Dynegy Cl A                                            121,543(b)             867,817
Intl Power                                             129,153(c)           1,161,706
                                                                      ---------------
Total                                                                       5,500,574
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (1.3%)
3M                                                     211,369             17,822,634
Keppel                                                  96,000(c)             856,764
Orkla                                                  135,500(c)           2,593,085
SembCorp Inds                                          150,000(c)             597,117
Siemens                                                 16,213(c)           2,563,006
Sonae                                                  123,256(c)             354,624
Textron                                                 17,749              1,265,504
Tomkins                                                106,351(c)             373,273
Tyco Intl                                               57,268(c)           2,270,676
                                                                      ---------------
Total                                                                      28,696,683
-------------------------------------------------------------------------------------


INSURANCE (4.0%)
ACE                                                     88,169(c)           5,447,081
Aegon                                                  192,580(c)           3,390,864
Allstate                                               244,244             12,756,863
Ambac Financial Group                                   17,323                446,414
American Financial Group                                18,537                535,349
American Intl Group                                     48,151              2,807,203
Arch Capital Group                                      11,419(b,c)           803,327
Aspen Insurance Holdings                                18,339(c)             528,897
Aviva                                                  139,112(c)           1,850,000
Axis Capital Holdings                                   31,990(c)           1,246,650
Chubb                                                   97,216              5,306,049
Cincinnati Financial                                    22,190                877,393
CNP Assurances                                           9,165(c)           1,190,420
Conseco                                                  6,918(b)              86,890
Fidelity Natl Financial Cl A                            59,771                873,254
First American                                          24,546                837,510
Genworth Financial Cl A                                223,964              5,699,884
HCC Insurance Holdings                                  18,213                522,349
LandAmerica Financial Group                              4,357                145,742
Lincoln Natl                                            18,947              1,103,094
Marsh & McLennan Companies                              69,315              1,834,768
MBIA                                                    35,235                656,428
MetLife                                                 57,308              3,531,319
Natl Western Life Insurance Cl A                           822                170,458
Odyssey Re Holdings                                      4,183                153,558
Old Mutual                                             734,683(c)           2,442,483
Old Republic Intl                                       34,530                532,107
PartnerRe                                               11,820(c)             975,505
Progressive                                            291,348              5,582,228
Prudential Financial                                    51,410              4,783,186
QBE Insurance Group                                     73,466(c)           2,129,162
RenaissanceRe Holdings                                  15,036(c)             905,769
Safeco                                                  14,289                795,612
Sampo Series A                                          26,016(c)             685,445
Torchmark                                               26,431              1,599,868
Transatlantic Holdings                                   6,004                436,311
Travelers Companies                                    128,385              6,907,112
Unum Group                                             132,803              3,159,383
Zurich Financial Services                               10,144(c)           2,974,631
                                                                      ---------------
Total                                                                      86,710,566
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.4%)
1-800-FLOWERS.com Cl A                                  23,681(b)             206,735
Amazon.com                                              70,521(b)           6,533,066
Blue Nile                                                6,431(b)             437,694
Expedia                                                 38,329(b)           1,211,963
IAC/InterActiveCorp                                     11,798(b)             317,602
NutriSystem                                                938(b)              25,307
Priceline.com                                            2,964(b)             340,445
                                                                      ---------------
Total                                                                       9,072,812
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.5%)
Chordiant Software                                      20,225(b)             172,924
CMGI                                                    10,778(b)             141,084
DealerTrack Holdings                                     9,092(b)             304,309
EarthLink                                               15,042(b)             106,347
eBay                                                    70,452(b)           2,338,302
Google Cl A                                              6,687(b)           4,623,927
On2 Technologies                                        38,208(b)              38,972
RealNetworks                                            21,777(b)             132,622
VeriSign                                                47,418(b,m)         1,783,391
Vocus                                                   10,044(b)             346,819
                                                                      ---------------
Total                                                                       9,988,697
-------------------------------------------------------------------------------------


IT SERVICES (0.2%)
Affiliated Computer Services Cl A                       11,392(b)             513,779
Fidelity Natl Information Services                      21,416                890,691
MoneyGram Intl                                           4,679                 71,916
Paychex                                                 28,303              1,025,136
SAIC                                                    45,129(b)             907,995
Total System Services                                   24,529                686,825
Unisys                                                 105,319(b)             498,159
                                                                      ---------------
Total                                                                       4,594,501
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.3%)
Brunswick                                               39,643                675,913
Eastman Kodak                                           59,979              1,311,741
Hasbro                                                  36,475                933,031
JAKKS Pacific                                           14,231(b)             335,994
Mattel                                                 196,213              3,735,895
Nikon                                                   15,000(c)             511,259
                                                                      ---------------
Total                                                                       7,503,833
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.1%)
Covance                                                    778(b)              67,390
Dionex                                                   1,190(b)              98,603
eResearch Technology                                    38,992(b)             460,885
Invitrogen                                               1,336(b)             124,796
PAREXEL Intl                                             6,284(b)             303,517
Thermo Fisher Scientific                                21,144(b)           1,219,587
                                                                      ---------------
Total                                                                       2,274,778
-------------------------------------------------------------------------------------


MACHINERY (3.5%)
AGCO                                                     8,019(b)             545,132
Alfa Laval                                               9,175(c)             515,179
Astec Inds                                               2,248(b)              83,603
Barnes Group                                            10,775                359,777
Briggs & Stratton                                        1,588                 35,984
Cascade                                                  1,926                 89,482
Caterpillar                                            213,692             15,505,491
Cummins                                                 36,651              4,668,238
Deere & Co                                             112,088             10,437,634
Eaton                                                   37,664              3,651,525
Flowserve                                                4,767                458,585
FreightCar America                                       5,162                180,670
Hardinge                                                12,986                217,905
Hurco Companies                                          6,498(b)             283,638
Illinois Tool Works                                     18,541                992,685
Ingersoll-Rand Cl A                                     99,385(c)           4,618,421
Invensys                                               103,961(b,c)           465,613
ITT                                                     45,739              3,020,604
Japan Steel Works                                       39,000(c)             566,608
Komatsu                                                 76,100(c)           2,044,874
LB Foster Cl A                                           8,898(b)             460,294
MAN                                                      9,171(c)           1,524,392
Manitowoc                                               60,936              2,975,505
Metso                                                    7,562(c)             409,264
Mitsui Engineering & Shipbuilding                       61,000(c)             234,835
Mueller Inds                                            13,926                403,715
NGK Insulators                                          32,000(c)             859,616
PACCAR                                                 119,382              6,503,931
Pall                                                    28,907              1,165,530
Parker Hannifin                                         45,364              3,416,363
Sandvik                                                 91,600(c)           1,570,898
Scania Series B                                         29,000(c)             688,295
SKF Group Series B                                      23,800(c)             401,168
Sun Hydraulics                                           9,143                230,678
Terex                                                   32,070(b)           2,102,830
Timken                                                  14,691                482,599
Titan Intl                                               5,060                158,176
Twin Disc                                                1,648                116,629
Valmont Inds                                             3,939                351,044
Volvo Series A                                          82,900(c)           1,379,096
Volvo Series B                                          96,250(c)           1,610,496
Wartsila Series B                                        6,409(c)             484,186
                                                                      ---------------
Total                                                                      76,271,188
-------------------------------------------------------------------------------------


MARINE (0.3%)
AP Moller-Maersk Series B                                  150(c)           1,599,560
Genco Shipping & Trading                                13,269                726,610
Kawasaki Kisen Kaisha                                   76,000(c)             739,225
Mitsui OSK Lines                                       136,000(c)           1,722,668
Neptune Orient Lines                                   114,000(c)             306,932
Nippon Yusen Kabushiki Kaisha                           97,000(c)             765,639

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
MARINE (CONT.)
Orient Overseas Intl                                    51,500(c)            $377,322
TBS Intl Series A                                       11,274(b,c)           372,718
                                                                      ---------------
Total                                                                       6,610,674
-------------------------------------------------------------------------------------


MEDIA (0.7%)
CBS Cl B                                               248,375              6,768,218
DG FastChannel                                           5,543(b)             142,123
Discovery Holding Cl A                                  11,761(b)             295,672
Gannett                                                140,069              5,462,690
Gemstar-TV Guide Intl                                   40,418(b)             192,390
LIN TV Cl A                                              3,764(b)              45,808
Nexstar Broadcasting Group Cl A                         13,583(b)             124,149
Reed Elsevier                                           43,156(c)             578,358
Reed Elsevier                                           32,389(c)             641,650
Reuters Group                                           47,272(c)             596,396
                                                                      ---------------
Total                                                                      14,847,454
-------------------------------------------------------------------------------------


METALS & MINING (3.6%)
AK Steel Holding                                        10,876(b)             502,906
Alcoa                                                  211,532              7,731,495
Allegheny Technologies                                  22,894              1,978,042
ArcelorMittal                                          156,220(c)          12,109,772
BHP Billiton                                           245,154(c)           8,554,995
BHP Billiton                                           204,479(c)           6,221,768
BlueScope Steel                                         92,283(c)             773,284
Century Aluminum                                         2,951(b)             159,177
Cleveland-Cliffs                                         7,894                795,715
Commercial Metals                                       33,469                985,662
Freeport-McMoRan Copper & Gold                         179,494             18,387,366
Haynes Intl                                              1,644(b)             114,258
JFE Holdings                                            24,400(c)           1,225,877
Kaiser Aluminum                                          1,356                107,775
Metal Management                                         5,471                249,095
Nippon Steel                                           254,000(c)           1,557,717
Norsk Hydro                                             63,100(c)             898,019
OneSteel                                               100,563(c)             538,392
Outokumpu                                               19,806(c)             607,800
Quanex                                                  10,040                521,076
Rautaruukki                                              9,455(c)             403,413
Reliance Steel & Aluminum                                4,052                219,618
Rio Tinto                                               12,574(c)           1,460,196
Rio Tinto                                               15,376(c)           1,614,708
Salzgitter                                               5,521(c)             817,245
Schnitzer Steel Inds Cl A                                3,997                276,313
SSAB Svenskt Stal Series A                              22,600(c)             609,922
SSAB Svenskt Stal Series B                              12,100(c)             294,938
ThyssenKrupp                                            17,954(c)           1,009,042
United States Steel                                     30,752              3,718,224
voestalpine                                             10,600(c)             758,362
Worthington Inds                                         5,168                 92,404
Xstrata                                                 37,190(c)           2,604,013
Zinifex                                                 71,831(c)             769,153
                                                                      ---------------
Total                                                                      78,667,742
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.2%)
Big Lots                                                47,745(b)             763,443
Bon-Ton Stores                                           8,726                 82,810
Dillard's Cl A                                          31,040                582,931
Dollar Tree Stores                                       6,734(b)             174,545
Harvey Norman Holdings                                  69,860(c)             412,163
Kohl's                                                  28,045(b)           1,284,461
                                                                      ---------------
Total                                                                       3,300,353
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.3%)
CenterPoint Energy                                      48,270                826,865
Centrica                                                31,844(c)             226,338
Integrys Energy Group                                   10,207                527,600
NiSource                                                39,839                752,559
PG&E                                                     6,668                287,324
Sempra Energy                                           16,315              1,009,572
TECO Energy                                             17,236                296,632
United Utilities                                        93,124(c)           1,396,457
Xcel Energy                                             27,238                614,762
                                                                      ---------------
Total                                                                       5,938,109
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (10.7%)
Alon USA Energy                                          3,094                 84,095
Anadarko Petroleum                                      81,280              5,339,283
Apache                                                  60,190              6,472,833
Atlas America                                            4,231                250,391
BP                                                     218,231(c)           2,661,069
Chevron                                                632,733             59,052,971
Cimarex Energy                                          21,321                906,782
ConocoPhillips                                         245,289             21,659,019
CONSOL Energy                                           34,893              2,495,547
Delek US Holdings                                        2,804                 56,725
Eni                                                    306,192(c)          11,155,397
Exxon Mobil                                            634,385             59,435,532
Forest Oil                                               1,320(b)              67,109
Frontier Oil                                            24,256                984,308
Frontline                                               15,725(c)             754,800
Frontline                                               12,000(c)             572,379
Holly                                                    4,560                232,058
Marathon Oil                                           142,748              8,687,643
Murphy Oil                                              24,576              2,085,028
Neste Oil                                               11,770(c)             414,975
Nippon Mining Holdings                                  61,000(c)             387,644
Nippon Oil                                             179,000(c)           1,449,893
Occidental Petroleum                                   117,979              9,083,203
OMV                                                     18,669(c)           1,504,410
Origin Energy                                           53,884(c)             415,285
Overseas Shipholding Group                               8,959                666,818
Repsol YPF                                             112,030(c)           3,989,494
Royal Dutch Shell Series A                             403,625(c)          17,002,162
Royal Dutch Shell Series B                             134,916(c)           5,611,906
Santos                                                  37,321(c)             457,801
St. Mary Land & Exploration                             10,127                391,003
StatoilHydro                                            78,594(c)           2,423,458
Stone Energy                                             1,621(b)              76,041
Swift Energy                                             8,062(b)             354,970
Tesoro                                                  43,933              2,095,604
USEC                                                    15,744(b)             141,696
Valero Energy                                           42,395              2,968,922
Western Refining                                         5,733                138,796
Woodside Petroleum                                      11,695(c)             511,709
                                                                      ---------------
Total                                                                     233,038,759
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.4%)
Buckeye Technologies                                     6,003(b)              75,038
Crown Paper Escrow                                     705,000(b)                   1
Domtar                                                  11,704(b,c)            90,004
Louisiana-Pacific                                       12,725                174,078
MeadWestvaco                                            46,330              1,450,129
Stora Enso Series R                                    108,188(c)           1,612,199
Svenska Cellulosa Series B                             105,100(c)           1,856,180
UPM-Kymmene                                             50,200(c)           1,014,003
Weyerhaeuser                                            27,459              2,024,826
                                                                      ---------------
Total                                                                       8,296,458
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.1%)
Avon Products                                           81,680              3,228,810
Elizabeth Arden                                          1,753(b)              35,674
                                                                      ---------------
Total                                                                       3,264,484
-------------------------------------------------------------------------------------


PHARMACEUTICALS (5.5%)
Discovery Laboratories                                  16,054(b)              34,516
Elan                                                    16,202(b,c)           353,897
Forest Laboratories                                     16,268(b)             592,969
Javelin Pharmaceuticals                                 11,508(b)              43,040
Johnson & Johnson                                      394,757(m)          26,330,292
King Pharmaceuticals                                    99,932(b)           1,023,304
Merck & Co                                             526,301             30,583,351
Novo Nordisk Series B                                   35,675(c)           2,325,516
Par Pharmaceutical Companies                             7,899(b)             189,576
Pfizer                                               2,617,273             59,490,614
ViroPharma                                              20,781(b)             165,001
XenoPort                                                 3,146(b)             175,798
                                                                      ---------------
Total                                                                     121,307,874
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.4%)
BRT Realty Trust                                         9,099                139,215
CFS Retail Property Trust                              141,760(c)             289,419
Corio                                                    8,135(c)             656,955
DB RREEF Trust                                         359,407(c)             626,295
Deerfield Capital                                        2,947                 23,576
General Growth Properties                               41,107              1,692,786
ING Industrial Fund Unit                               141,613(c)             313,200
Macquarie Office Trust                                 269,191(c)             328,530
Potlatch                                                 3,648                162,117
Stockland                                              163,138(c)           1,195,296
Stockland                                                4,531(b,c)            32,447
Unibail-Rodamco                                          5,375(c)           1,175,773
Wereldhave                                               5,043(c)             548,985
Westfield Group                                        137,280(c)           2,505,401
                                                                      ---------------
Total                                                                       9,689,995
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
CapitaLand                                             113,000(c)             486,933
Cheung Kong Holdings                                    67,000(c)           1,224,116
City Developments                                       61,000(c)             594,998
Fabege                                                  13,200(c)             134,239
Hang Lung Properties                                   254,000(c)           1,134,944
Kerry Properties                                        49,500(c)             393,615
Mitsubishi Estate                                       56,000(c)           1,336,770
Sun Hung Kai Properties                                 45,000(c)             945,208
Swire Pacific Series A                                  50,500(c)             692,043
                                                                      ---------------
Total                                                                       6,942,866
-------------------------------------------------------------------------------------


ROAD & RAIL (0.8%)
Arkansas Best                                           21,073                462,342
Avis Budget Group                                        7,256(b)              94,328
Con-way                                                 20,354                845,505
CSX                                                     84,019              3,695,156
FirstGroup                                              48,637(c)             783,393
Nippon Express                                          86,000(c)             439,628
Ryder System                                            25,703              1,208,298
Union Pacific                                           67,290              8,452,969

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
5 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ROAD & RAIL (CONT.)
Werner Enterprises                                      21,202               $361,070
YRC Worldwide                                           37,682(b)             643,985
                                                                      ---------------
Total                                                                      16,986,674
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
Advanced Analogic Technologies                          30,310(b)             341,897
Amkor Technology                                        32,142(b)             274,171
MEMC Electronic Materials                               26,588(b)           2,352,772
Monolithic Power Systems                                13,085(b)             280,935
NetLogic Microsystems                                    6,390(b)             205,758
OmniVision Technologies                                 17,271(b)             270,291
RF Micro Devices                                        12,204(b)              69,685
SUMCO                                                   34,800(c)             991,717
                                                                      ---------------
Total                                                                       4,787,226
-------------------------------------------------------------------------------------


SOFTWARE (2.7%)
CA                                                      58,962              1,471,102
Compuware                                                4,615(b)              40,981
Concur Technologies                                     12,701(b)             459,903
EPIQ Systems                                             7,491(b)             130,418
Microsoft                                              979,421             34,867,387
NAVTEQ                                                   3,768(b)             284,861
Nintendo                                                12,300(c)           7,235,895
Nuance Communications                                   24,914(b)             465,394
Oracle                                                 613,604(b)          13,855,178
Radiant Systems                                         10,769(b)             185,550
SPSS                                                     3,634(b)             130,497
Taleo Cl A                                               7,529(b)             224,214
VASCO Data Security Intl                                11,502(b)             321,136
                                                                      ---------------
Total                                                                      59,672,516
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (2.3%)
Abercrombie & Fitch Cl A                                17,489              1,398,595
Asbury Automotive Group                                 12,785                192,414
AutoNation                                              42,238(b)             661,447
AutoZone                                                11,259(b)           1,350,067
Barnes & Noble                                          24,984                860,699
Bed Bath & Beyond                                       26,244(b)             771,311
Best Buy                                                33,856              1,782,518
Blockbuster Cl A                                        92,648(b,k)           361,327
Borders Group                                            8,028                 85,498
Cato Cl A                                               12,644                198,005
Conn's                                                  13,182(b,k)           225,544
DSG Intl                                               193,533(c)             381,795
Esprit Holdings                                         96,600(c)           1,422,534
Foot Locker                                             61,701                842,836
GameStop Cl A                                            5,031(b)             312,475
Gap                                                    118,973              2,531,745
Genesco                                                  1,402(b)              52,996
Group 1 Automotive                                       5,344                126,920
GUESS?                                                   3,242                122,839
Hennes & Mauritz Series B                               36,625(c)           2,212,390
Home Depot                                             715,912             19,286,670
Inditex                                                  4,842(c)             292,478
Jos A Bank Clothiers                                     5,619(b)             159,861
Kingfisher                                             359,039(c)           1,027,339
Lowe's Companies                                       417,761              9,449,754
Pacific Sunwear of California                            5,365(b)              75,700
RadioShack                                              56,176                947,127
Rent-A-Center                                           17,569(b)             255,102
Sherwin-Williams                                        18,697              1,085,174
Sonic Automotive Cl A                                   11,766                227,790
Stage Stores                                             9,464                140,067
Talbots                                                  5,316                 62,835
Tiffany & Co                                            49,341              2,271,166
Zale                                                       800(b)              12,848
                                                                      ---------------
Total                                                                      51,187,866
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.7%)
Coach                                                  151,756(b)           4,640,698
crocs                                                    4,189(b)             154,197
Deckers Outdoor                                          4,743(b)             735,450
Hanesbrands                                             10,154(b)             275,884
Jones Apparel Group                                     19,234                307,552
Liz Claiborne                                           69,036              1,404,883
Nike Cl B                                               65,041              4,178,234
Perry Ellis Intl                                        12,565(b)             193,250
Polo Ralph Lauren                                       13,737                848,809
Swatch Group Series B                                    3,821(c)           1,147,728
Timberland Cl A                                            771(b)              13,940
VF                                                      36,331              2,494,486
Warnaco Group                                            1,696(b)              59,021
                                                                      ---------------
Total                                                                      16,454,132
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (1.4%)
Corus Bankshares                                        46,531(k)             496,486
Countrywide Financial                                  212,196              1,897,032
Fannie Mae                                             383,484             15,331,690
Freddie Mac                                            206,993              7,052,252
Fremont General                                          7,213                 25,246
MGIC Investment                                         33,279(k)             746,448
PMI Group                                               62,385(k)             828,473
Radian Group                                            13,156                153,662
Triad Guaranty                                           1,344(b)              13,171
Washington Mutual                                      262,507              3,572,720
                                                                      ---------------
Total                                                                      30,117,180
-------------------------------------------------------------------------------------


TOBACCO (0.9%)
Alliance One Intl                                       23,012(b)              93,659
Altria Group                                           229,434             17,340,622
Imperial Tobacco Group                                  21,524(c)           1,161,649
UST                                                     20,093              1,101,096
                                                                      ---------------
Total                                                                      19,697,026
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.3%)
Hagemeyer                                               35,117(b,c)           239,782
Kaman                                                   14,035                516,628
Mitsubishi                                              71,400(c)           1,936,146
Mitsui & Co                                             71,000(c)           1,485,527
Rush Enterprises Cl A                                   13,713(b)             249,302
Sojitz                                                 136,000(c)             485,978
WESCO Intl                                               4,315(b)             171,047
Wolseley                                                25,079(c)             367,916
WW Grainger                                             10,449                914,496
                                                                      ---------------
Total                                                                       6,366,822
-------------------------------------------------------------------------------------


TRANSPORTATION INFRASTRUCTURE (0.1%)
Macquarie Airports                                     128,446(c)             452,870
Macquarie Infrastructure Group                         373,704(c)             986,664
                                                                      ---------------
Total                                                                       1,439,534
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.6%)
Bouygues                                                16,907(c)           1,402,404
Centennial Communications                                9,143(b)              84,938
Leap Wireless Intl                                       2,514(b)             117,253
Rural Cellular Cl A                                      2,948(b)             129,977
USA Mobility                                             2,256(b)              32,261
Vodafone Group                                       2,849,195(c)          10,672,519
                                                                      ---------------
Total                                                                      12,439,352
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,672,491,665)                                                 $1,798,498,116
-------------------------------------------------------------------------------------



PREFERRED STOCKS (0.3%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUTOMOBILES (0.2%)
Volkswagen                                              24,745             $3,604,801
-------------------------------------------------------------------------------------


AUTOMOTIVE (0.1%)
Porsche                                                  1,171              2,352,480
-------------------------------------------------------------------------------------


ELECTRIC (--%)
BBI EPS                                                  2,324                  1,731
-------------------------------------------------------------------------------------


INSURANCE (--%)
Unipol Gruppo Finanziario                               76,962                242,892
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $4,226,353)                                                         $6,201,904
-------------------------------------------------------------------------------------





BONDS (14.9%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
SOVEREIGN (0.2%)(C)
Bundesrepublik Deutschland
 (European Monetary Unit)
 01-04-10                               5.38%           815,000            $1,218,547
 01-04-13                               4.50            535,000               793,652
 07-04-34                               4.75            270,000               401,094
Govt of Canada
 (Canadian Dollar)
 09-01-09                               4.25             80,000                81,089
Govt of Japan
 (Japanese Yen)
 06-20-12                               1.40        161,000,000             1,472,754
 12-20-34                               2.40         14,800,000               134,362
Govt of New Zealand
 (New Zealand Dollar)
 07-15-09                               7.00             50,000                38,100
Govt of Norway
 (Norwegian Krone)
 05-16-11                               6.00            268,000                51,341
Govt of Ukraine
 06-11-13                               7.65             85,000                89,871
Republic of Poland
 (Polish Zloty)
 03-24-10                               5.75            172,000                69,023
United Kingdom Treasury
 (British Pound)
 09-07-14                               5.00            170,000               347,011
                                                                      ---------------
Total                                                                       4,696,844
-------------------------------------------------------------------------------------


U.S. GOVERNMENT OBLIGATIONS & AGENCIES (3.7%)
Federal Farm Credit Bank
 10-17-12                               4.50             75,000                76,762
Federal Home Loan Bank
 10-10-12                               4.63            125,000               128,538
Federal Home Loan Mtge Corp
 03-15-31                               6.75            570,000               714,236
 04-16-37                               6.00          5,420,000             5,579,007

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
6 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (CONT.)
Federal Home Loan Mtge Corp
 09-16-08                               5.00%          $165,000              $165,832
Federal Natl Mtge Assn
 05-18-12                               4.88          9,755,000            10,123,349
 11-19-12                               4.75          4,250,000             4,398,181
 01-15-30                               7.13          3,460,000             4,485,094
 07-15-37                               5.63          1,980,000             2,202,968
U.S. Treasury
 09-30-09                               4.00          6,620,000             6,723,404
 11-30-09                               3.13          6,440,000(k)          6,447,045
 02-15-10                               4.75            990,000             1,024,186
 11-30-12                               3.38         10,390,000(k)         10,355,100
 11-15-17                               4.25          8,175,000             8,317,425
 02-15-26                               6.00          8,980,000            10,627,272
U.S. Treasury Inflation-Indexed Bond
 01-15-14                               2.00          7,813,068(p)          8,070,547
                                                                      ---------------
Total                                                                      79,438,946
-------------------------------------------------------------------------------------


ASSET-BACKED (0.4%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
 07-06-12                               5.49            750,000(j)            752,813
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                               5.14          1,025,000(d,h)        1,018,271
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                               6.15            500,000(d)            500,774
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
 07-15-20                               5.75            300,000               306,393
Citibank Credit Card Issuance Trust
 Series 2003-A3 Cl A3
 03-10-10                               3.10          1,300,000             1,296,176
College Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
 07-25-08                               5.62          1,250,000(i)             68,164
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
 10-25-37                               5.03          1,200,000(h)          1,108,687
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                               5.78            900,000(d,j)          867,415
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
 05-25-09                               2.85            166,667(d,j)          166,285
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                               5.89            800,000(i)            152,563
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                               5.88          1,500,000(i)            368,985
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
 07-25-12                               5.90            800,000(i)            220,160
BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
Residential Asset Securities
 Series 2006-KS1 Cl A2
 02-25-36                               5.01            685,000(h)            670,122
SBA CMBS Trust
 Series 2006-1A Cl B
 11-15-36                               5.45            475,000(d)            478,088
Triad Auto Receivables Owner Trust
 Series 2007-B Cl A3A (FSA)
 10-12-12                               5.24            220,000(j)            222,636
                                                                      ---------------
Total                                                                       8,197,532
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (2.3%)(F)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
 11-10-42                               5.02            250,000               249,473
Banc of America Commercial Mtge
 Series 2005-3 Cl A4
 07-10-43                               4.67          1,144,000             1,090,849
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
 01-15-49                               5.45          1,475,000             1,466,061
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
 07-11-42                               4.57            700,000               696,022
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
 01-12-45                               5.47            725,000               730,858
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
 11-15-30                               5.68          1,000,000             1,028,881
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
 09-20-51                               4.15            222,803(d)            220,671
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                               5.43            350,000               349,825
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
 12-10-49                               5.89          1,500,000             1,533,365
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                               5.40            175,000               175,488
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
 06-15-31                               7.03          1,030,177             1,052,197
Commercial Mtge Pass-Through Ctfs
 Series 2004-LB3A Cl A3
 07-10-37                               5.09            331,000               334,461
Commercial Mtge Pass-Through Ctfs
 Series 2004-LB3A Cl A4
 07-10-37                               5.23            400,000               406,368
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                               5.56            175,000(d,h)          172,796
Commercial Mtge Pass-Through Ctfs
 Series 2007-C9 Cl A4
 12-10-49                               6.01          1,600,000             1,658,101
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
 06-15-22                               5.83          1,275,000(d,h)        1,253,333
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
 03-15-39                               5.66            450,000               462,262
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
 06-15-39                               5.91            750,000               771,225
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
 12-15-35                               6.18            950,000               983,602
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
 03-15-35                               4.60            375,000               366,834
CS First Boston Mtge Securities
 Series 2005-C4 Cl A1
 08-15-38                               4.77            461,675               459,061
Federal Natl Mtge Assn #735029
 09-01-13                               5.32            360,619               369,110
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
 06-10-48                               4.77            400,000               384,340
General Electric Capital Assurance
 Series 2003-1 Cl A3
 05-12-35                               4.77            289,021(d)            288,239
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                               5.25            350,000(d)            352,252
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                               4.88            200,000               200,966
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
 03-10-39                               5.44          2,600,000             2,615,349
GS Mtge Securities II
 Series 2004-GG2 Cl A4
 08-10-38                               4.96            310,000               312,147
GS Mtge Securities II
 Series 2006-GG6 Cl A4
 04-10-38                               5.55            450,000               456,949
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                               6.10            950,000(d,h)          869,679
GS Mtge Securities II
 Series 2007-GG10 Cl A4
 08-10-45                               5.99            725,000               746,531
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                               5.99            625,000               519,750
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                               4.13            380,605               375,807
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                               3.97            194,302               192,318
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                               4.77            750,000               738,534
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
 05-15-41                               5.25            400,000               404,873
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                               4.18            200,000               198,482
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
 07-15-41                               4.48          1,000,061               993,422

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
7 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
 12-15-44                               5.34%        $1,700,000            $1,678,548
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
 04-15-43                               5.48            500,000               505,627
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                               5.49            575,000               580,882
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                               5.79            650,000               668,319
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
 02-12-51                               5.90          1,100,000             1,111,883
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                               6.20            525,000(d)            463,346
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
 01-15-49                               5.42          2,100,000             2,092,757
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                               3.97            250,000               241,670
LB-UBS Commercial Mtge Trust
 Series 2004-C8 Cl A6
 12-15-29                               4.80            400,000               395,295
LB-UBS Commercial Mtge Trust
 Series 2005-C1 Cl A4
 02-15-30                               4.74            325,000               310,567
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
 09-15-30                               4.93            800,000               788,560
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                               6.06            950,000               982,612
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                               5.37            650,000               648,222
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
 02-15-40                               5.42            625,000               624,112
LB-UBS Commercial Mtge Trust
 Series 2007-C6 Cl A4
 07-15-40                               5.86            850,000               879,112
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
 09-15-45                               5.87            825,000               846,250
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                               4.34            275,000               273,316
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                               4.59            300,000               295,056
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                               5.97            350,000               360,671
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
 06-11-49                               6.08            700,000               730,429
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
 08-15-39                               6.10          1,150,000             1,189,237
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                               5.08          1,750,000(d)          1,740,251
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
 04-15-42                               4.94            825,000               798,980
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                               5.09            375,000               372,675
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
 03-15-45                               5.56          3,175,000             3,208,648
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                               5.58            350,000               350,897
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
 07-15-45                               5.77          1,150,000             1,176,207
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                               5.31          1,200,000             1,194,590
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
 11-15-48                               5.34            500,000               494,031
Wachovia Bank Commercial Mtge Trust
 Series 2007-C31 Cl A4
 04-15-47                               5.51            250,000               250,597
                                                                      ---------------
Total                                                                      50,733,828
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (6.4%)(F)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                               6.19            850,854(g)            856,547
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
 03-25-47                               5.03          1,456,607(g)          1,323,077
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
 01-25-19                               4.75            228,973               225,610
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                               6.00          1,787,953             1,736,037
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A2
 05-25-35                               5.11            727,450(h)            721,316
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
 03-25-36                               6.00            642,668               612,464
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
 11-25-37                               6.50          2,944,008             2,840,048
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                               7.00            411,410(d)            445,366
Federal Home Loan Mtge Corp
 01-01-38                               6.00          8,090,000(e)          8,208,842
 01-01-38                               6.50         13,000,000(e)         13,361,556
Federal Home Loan Mtge Corp #B13193
 04-01-19                               5.50            342,943               347,680
Federal Home Loan Mtge Corp #B15214
 06-01-19                               5.00          2,239,848             2,243,924
Federal Home Loan Mtge Corp #B16408
 09-01-19                               5.50          1,372,119             1,389,993
Federal Home Loan Mtge Corp #C53878
 12-01-30                               5.50            692,991               694,818
Federal Home Loan Mtge Corp #G12141
 09-01-20                               4.50            861,136               847,042
Federal Home Loan Mtge Corp #H01089
 08-01-37                               6.00          4,164,402             4,191,611
Federal Natl Mtge Assn
 01-01-23                               6.00          2,700,000(e)          2,762,438
 01-01-38                               5.00          2,000,000(e)          1,951,250
 01-01-38                               5.50         10,500,000(e)         10,486,875
 01-01-38                               6.00         19,500,000(e)         19,804,589
 01-01-38                               7.00          2,000,000(e)          2,080,000
Federal Natl Mtge Assn #190353
 08-01-34                               5.00            362,017               353,624
Federal Natl Mtge Assn #254684
 03-01-18                               5.00          1,302,684             1,305,941
Federal Natl Mtge Assn #254800
 07-01-23                               5.50          1,231,935             1,239,668
Federal Natl Mtge Assn #545874
 08-01-32                               6.50            957,121               991,217
Federal Natl Mtge Assn #555528
 04-01-33                               6.00          1,924,094             1,960,245
Federal Natl Mtge Assn #555740
 08-01-18                               4.50            832,095               821,694
Federal Natl Mtge Assn #598558
 08-01-16                               6.00            405,782               416,830
Federal Natl Mtge Assn #661185
 06-01-17                               7.00            246,618               256,919
Federal Natl Mtge Assn #668824
 08-01-32                               6.50            983,492             1,016,742
Federal Natl Mtge Assn #670387
 08-01-32                               7.00             92,282                97,325
Federal Natl Mtge Assn #671054
 01-01-33                               7.00            831,804               875,721
Federal Natl Mtge Assn #725232
 03-01-34                               5.00          1,465,662             1,432,250
Federal Natl Mtge Assn #725424
 04-01-34                               5.50          3,543,518             3,546,145
Federal Natl Mtge Assn #725773
 09-01-34                               5.50          6,205,967             6,206,310
Federal Natl Mtge Assn #730153
 08-01-33                               5.50          1,022,489             1,023,247
Federal Natl Mtge Assn #735212
 12-01-34                               5.00          2,805,384             2,740,342
Federal Natl Mtge Assn #735224
 02-01-35                               5.50          3,005,874             3,008,103
Federal Natl Mtge Assn #743579
 11-01-33                               5.50          1,207,775             1,208,671
Federal Natl Mtge Assn #745079
 12-01-20                               5.00          4,752,914             4,757,577
Federal Natl Mtge Assn #785506
 06-01-34                               5.00          2,870,141             2,803,598
Federal Natl Mtge Assn #786151
 07-01-19                               5.50          3,010,367             3,054,895

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
8 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #791447
 10-01-34                               6.00%          $911,067              $926,426
Federal Natl Mtge Assn #878661
 02-01-36                               5.50          2,043,024             2,030,725
Federal Natl Mtge Assn #881629
 02-01-36                               5.50          1,971,158             1,959,292
Federal Natl Mtge Assn #883201
 07-01-36                               6.50          1,036,454             1,071,662
Federal Natl Mtge Assn #888414
 11-01-35                               5.00          2,735,017             2,670,122
Federal Natl Mtge Assn #915770
 03-01-37                               6.50          4,181,133             4,297,935
Federal Natl Mtge Assn #952330
 10-01-37                               7.00          2,995,817             3,116,387
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
 01-19-36                               5.30            319,010(g)            306,596
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
 08-21-36                               5.18          1,413,129(g)          1,247,034
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
 02-25-19                               5.00            311,199               309,449
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
 08-25-37                               6.00          1,970,147             1,956,297
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR8 Cl 2AB1
 07-25-45                               5.11             31,573(g)             31,542
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                               5.00            767,399               737,639
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                               5.50            744,113               738,765
                                                                      ---------------
Total                                                                     137,648,018
-------------------------------------------------------------------------------------


BANKING (0.4%)
Bank of America
 Sub Nts
 03-15-17                               5.30          3,325,000             3,233,150
Citigroup
 Sub Nts
 02-15-17                               5.50          1,695,000             1,647,284
KfW
 (Japanese Yen)
 01-20-14                               1.35         20,000,000(c)            181,620
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                               5.63            830,000               753,582
Popular North America
 Sr Nts
 10-01-08                               3.88          1,850,000             1,832,284
Regions Bank
 Sub Nts
 06-26-37                               6.45            280,000               264,029
                                                                      ---------------
Total                                                                       7,911,949
-------------------------------------------------------------------------------------


CONSTRUCTION MACHINERY (--%)
United Rentals North America
 02-15-12                               6.50            565,000               512,738
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (--%)
General Electric
 Sr Unsecured
 12-06-17                               5.25            830,000               828,274
-------------------------------------------------------------------------------------


ELECTRIC (0.2%)
Consumers Energy
 1st Mtge Series H
 02-17-09                               4.80             30,000                29,929
Exelon Generation LLC
 Sr Unsecured
 10-01-17                               6.20            440,000               437,285
Exelon
 Sr Unsecured
 06-15-10                               4.45          1,000,000               991,348
Indiana Michigan Power
 Sr Nts
 03-15-37                               6.05            955,000               897,567
Northern States Power
 Sr Nts
 08-01-09                               6.88            375,000               386,851
Portland General Electric
 03-15-10                               7.88            365,000               390,430
Potomac Electric Power
 Secured
 06-01-35                               5.40            360,000               313,233
Public Service Company of Colorado
 Sr Nts Series A
 07-15-09                               6.88            430,000               442,591
Sierra Pacific Power
 Series M
 05-15-16                               6.00          1,195,000             1,184,537
                                                                      ---------------
Total                                                                       5,073,771
-------------------------------------------------------------------------------------


ENTERTAINMENT (--%)
Walt Disney
 Sr Unsecured
 12-01-12                               4.70            825,000               827,888
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (0.1%)
Cadbury Schweppes US Finance
 10-01-08                               3.88          2,075,000(d)          2,062,429
HJ Heinz
 12-01-08                               6.43            290,000(d)            295,235
Molson Coors Capital Finance
 09-22-10                               4.85            430,000(c)            432,273
                                                                      ---------------
Total                                                                       2,789,937
-------------------------------------------------------------------------------------


GAS DISTRIBUTORS (--%)
Atmos Energy
 Sr Unsub
 10-15-09                               4.00            490,000               482,824
-------------------------------------------------------------------------------------


GAS PIPELINES (--%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                               7.75            390,000               418,231
-------------------------------------------------------------------------------------


HEALTH CARE INSURANCE (--%)
Aetna
 Sr Unsecured
 12-15-37                               6.75            820,000               824,617
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (--%)
Anadarko Petroleum
 Sr Unsecured
 09-15-16                               5.95            645,000               656,758
-------------------------------------------------------------------------------------


LIFE INSURANCE (0.1%)
Pricoa Global Funding 1
 Secured
 10-18-12                               5.40            600,000(d)            610,116
Prudential Financial
 12-01-37                               6.63            595,000               593,399
                                                                      ---------------
Total                                                                       1,203,515
-------------------------------------------------------------------------------------


MEDIA CABLE (0.1%)
Comcast
 03-15-37                               6.45          1,465,000             1,491,635
-------------------------------------------------------------------------------------


MEDIA NON CABLE (0.2%)
British Sky Broadcasting Group
 02-23-09                               6.88          1,780,000(c)          1,814,592
News America
 12-15-35                               6.40          1,340,000             1,355,606
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13          1,620,000             1,597,377
                                                                      ---------------
Total                                                                       4,767,575
-------------------------------------------------------------------------------------


PAPER (--%)
Boise Cascade LLC
 10-15-14                               7.13            215,000               208,013
-------------------------------------------------------------------------------------


PROPERTY & CASUALTY (--%)
Travelers Companies
 Sr Unsecured
 06-15-37                               6.25            375,000               365,858
-------------------------------------------------------------------------------------


RAILROADS (0.1%)
Burlington Northern Sante Fe
 01-15-15                               4.88            580,000               554,756
Canadian Pacific Railway
 05-15-37                               5.95            220,000(c)            198,338
CSX
 Sr Unsecured
 11-01-09                               4.88          1,400,000             1,394,442
                                                                      ---------------
Total                                                                       2,147,536
-------------------------------------------------------------------------------------


REITS (--%)
Brandywine Operating Partnership LP
 05-01-17                               5.70            230,000               213,062
ERP Operating LP
 06-15-17                               5.75            435,000               415,582
                                                                      ---------------
Total                                                                         628,644
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
9 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


RETAILERS (0.1%)
Home Depot
 Sr Unsecured
 12-16-36                               5.88%        $1,060,000              $894,535
Macys Retail Holdings
 07-15-09                               4.80            740,000               735,801
                                                                      ---------------
Total                                                                       1,630,336
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.1%)
Erac USA Finance
 10-15-17                               6.38          1,305,000(d)          1,262,379
FedEx
 04-01-09                               3.50            890,000               875,619
                                                                      ---------------
Total                                                                       2,137,998
-------------------------------------------------------------------------------------


WIRELINES (0.5%)
AT&T
 Sr Unsecured
 03-15-11                               6.25          1,415,000             1,472,939
 01-15-38                               6.30          1,100,000             1,122,990
Telecom Italia Capital
 11-15-13                               5.25          1,515,000(c)          1,497,320
Telefonica Europe
 09-15-10                               7.75            950,000(c)          1,016,835
TELUS
 06-01-11                               8.00          3,315,000(c)          3,591,700
Verizon New York
 Sr Unsecured Series A
 04-01-12                               6.88          2,035,000             2,159,149
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                               5.65            705,000               726,665
                                                                      ---------------
Total                                                                      11,587,598
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $323,227,407)                                                     $327,210,863
-------------------------------------------------------------------------------------



SENIOR LOANS (--%)(n)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
MEDIA NON CABLE
Nielsen Finance
 Term Loan
 08-09-13                          7.15-7.49%          $445,501(c)           $422,949
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $444,638)                                                             $422,949
-------------------------------------------------------------------------------------





MONEY MARKET FUND (8.9%)(l)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                    194,665,632(o)       $194,665,632
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $194,665,632)                                                     $194,665,632
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,195,055,695)(q)                                              $2,326,999,464
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Sept. 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2007, the value of foreign securities represented 20.8% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2007, the value of these securities amounted to $13,066,925 or 0.6% of net assets.

(e) At Dec. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $58,715,620.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2007.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2007.

(i) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2007.

(j) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  --   Ambac Assurance Corporation
FSA    --   Financial Security Assurance
MBIA   --   MBIA Insurance Corporation


(k)  At Dec. 31, 2007, security was partially or fully on loan.

(l) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 3.2% of net assets. The Fund's cash equivalent position is 5.7% of net assets.

(m) Partially pledged as initial margin deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                          NOTIONAL AMOUNT
-----------------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Long Bond, March 2008, 20-year                                            $900,000
U.S. Treasury Note, March 2008, 5-year                                       32,600,000
U.S. Treasury Note, March 2008, 10-year                                       8,600,000


(n) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.


--------------------------------------------------------------------------------
10 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

(o) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(p) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(q) At Dec. 31, 2007, the cost of securities for federal income tax purposes was approximately $2,195,056,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                    $280,388,000
Unrealized depreciation                                                    (148,445,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                $131,943,000
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
11 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND

                                AT DEC. 31, 2007



INVESTMENTS IN SECURITIES



DEC. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)




COMMON STOCKS (7.7%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.2%)
General Dynamics                                          476                 $42,359
Goodrich                                                  505                  35,658
Honeywell Intl                                          1,862                 114,644
Precision Castparts                                       440                  61,028
                                                                      ---------------
Total                                                                         253,689
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (--%)
United Parcel Service Cl B                                391                  27,652
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                                    687(b)               19,387
Johnson Controls                                        2,259                  81,415
                                                                      ---------------
Total                                                                         100,802
-------------------------------------------------------------------------------------


AUTOMOBILES (--%)
Ford Motor                                              4,692(b)               31,577
General Motors                                          1,577(m)               39,252
                                                                      ---------------
Total                                                                          70,829
-------------------------------------------------------------------------------------


BEVERAGES (0.1%)
Coca-Cola                                               1,729                 106,109
PepsiCo                                                 1,462                 110,966
                                                                      ---------------
Total                                                                         217,075
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (--%)
Biogen Idec                                               984(b)               56,009
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (--%)
Masco                                                     948                  20,486
Trane                                                     596                  27,839
                                                                      ---------------
Total                                                                          48,325
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.2%)
Bear Stearns Companies                                    231                  20,386
Franklin Resources                                        341                  39,021
Lehman Brothers Holdings                                1,314                  85,988
Merrill Lynch & Co                                      1,536                  82,452
Morgan Stanley                                          2,189                 116,258
                                                                      ---------------
Total                                                                         344,105
-------------------------------------------------------------------------------------


CHEMICALS (0.1%)
Dow Chemical                                              932                  36,739
Monsanto                                                1,368                 152,793
PPG Inds                                                  289                  20,296
                                                                      ---------------
Total                                                                         209,828
-------------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMMERCIAL BANKS (0.1%)
BB&T                                                    1,919                  58,856
Comerica                                                  708                  30,819
First Horizon Natl                                        975                  17,696
KeyCorp                                                   391                   9,169
Natl City                                               3,563                  58,647
Synovus Financial                                         461                  11,101
                                                                      ---------------
Total                                                                         186,288
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.2%)
Corning                                                 2,285                  54,817
Juniper Networks                                        2,948(b)               97,874
QUALCOMM                                                2,117                  83,304
                                                                      ---------------
Total                                                                         235,995
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.6%)
Apple                                                   2,198(b)              435,379
EMC                                                     8,737(b)              161,897
IBM                                                     1,106(m)              119,559
Lexmark Intl Cl A                                         450(b)               15,687
                                                                      ---------------
Total                                                                         732,522
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.1%)
Fluor                                                     475                  69,217
Jacobs Engineering Group                                  847(b)               80,982
                                                                      ---------------
Total                                                                         150,199
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                          159                  12,575
-------------------------------------------------------------------------------------


DISTRIBUTORS (--%)
Genuine Parts                                             561                  25,974
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.4%)
Bank of America                                         2,108                  86,976
CIT Group                                               1,013                  24,342
Citigroup                                               8,981                 264,402
IntercontinentalExchange                                  180(b)               34,650
JPMorgan Chase & Co                                     3,576                 156,092
Leucadia Natl                                             581                  27,365
                                                                      ---------------
Total                                                                         593,827
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
Verizon Communications                                  1,842                  80,477
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.1%)
American Electric Power                                   790                  36,782
Edison Intl                                               192                  10,247
Entergy                                                   282                  33,705
FPL Group                                                 841                  57,003
PPL                                                       993                  51,725
                                                                      ---------------
Total                                                                         189,462
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (--%)
Cooper Inds Cl A                                          394                  20,835
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (0.2%)
Schlumberger                                            3,089                 303,864
Transocean                                                417(b)               59,694
                                                                      ---------------
Total                                                                         363,558
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.1%)
SUPERVALU                                                 492                  18,460
Wal-Mart Stores                                         4,307                 204,712
                                                                      ---------------
Total                                                                         223,172
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.1%)
Sara Lee                                                4,114                  66,071
Tyson Foods Cl A                                        1,048                  16,066
                                                                      ---------------
Total                                                                          82,137
-------------------------------------------------------------------------------------


GAS UTILITIES (--%)
Questar                                                   370                  20,017
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.1%)
Baxter Intl                                               384                  22,291
Stryker                                                   506                  37,808
Zimmer Holdings                                           504(b)               33,340
                                                                      ---------------
Total                                                                          93,439
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.2%)
Cardinal Health                                           462                  26,681
CIGNA                                                   1,543                  82,905
Express Scripts                                         1,478(b)              107,894
Medco Health Solutions                                  1,298(b)              131,617
                                                                      ---------------
Total                                                                         349,097
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


HOTELS, RESTAURANTS & LEISURE (0.1%)
Harrah's Entertainment                                    339                 $30,086
McDonald's                                              1,592                  93,785
Starwood Hotels & Resorts Worldwide                       140                   6,164
                                                                      ---------------
Total                                                                         130,035
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (--%)
Centex                                                    926                  23,391
DR Horton                                               2,469                  32,517
Lennar Cl A                                             1,114                  19,929
                                                                      ---------------
Total                                                                          75,837
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (--%)
Kimberly-Clark                                            896                  62,129
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (--%)
Constellation Energy Group                                253                  25,940
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.2%)
3M                                                      2,058                 173,531
Textron                                                   159                  11,337
Tyco Intl                                               1,745(c)               69,189
                                                                      ---------------
Total                                                                         254,057
-------------------------------------------------------------------------------------


INSURANCE (0.6%)
ACE                                                     1,306(c)               80,685
AFLAC                                                   1,112                  69,645
Allstate                                                2,313                 120,807
Ambac Financial Group                                     703                  18,116
American Intl Group                                       454                  26,468
Chubb                                                   1,051                  57,364
Genworth Financial Cl A                                 2,126                  54,107
Lincoln Natl                                              275                  16,011
Marsh & McLennan Companies                              1,906                  50,452
MBIA                                                      475                   8,849
MetLife                                                   430                  26,497
Progressive                                             4,911                  94,095
Prudential Financial                                      511                  47,543
Safeco                                                  1,190                  66,259
Torchmark                                                 293                  17,735
Travelers Companies                                     1,294                  69,617
Unum Group                                              1,246                  29,642
                                                                      ---------------
Total                                                                         853,892
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (--%)
eBay                                                    1,603(b)               53,203
VeriSign                                                  629(b)               23,657
                                                                      ---------------
Total                                                                          76,860
-------------------------------------------------------------------------------------


IT SERVICES (--%)
Fidelity Natl Information Services                        515                  21,419
Total System Services                                     223                   6,246
                                                                      ---------------
Total                                                                          27,665
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (--%)
Eastman Kodak                                           1,111                  24,298
Mattel                                                  1,324                  25,209
                                                                      ---------------
Total                                                                          49,507
-------------------------------------------------------------------------------------


MACHINERY (0.4%)
Caterpillar                                             2,054                 149,039
Cummins                                                   353                  44,962
Deere & Co                                              1,104                 102,804
Eaton                                                     537                  52,062
Ingersoll-Rand Cl A                                       952(c)               44,239
ITT                                                       480                  31,699
Manitowoc                                                 477                  23,292
PACCAR                                                  1,210                  65,921
Pall                                                      310                  12,499
Parker Hannifin                                           490                  36,902
Terex                                                     348(b)               22,818
                                                                      ---------------
Total                                                                         586,237
-------------------------------------------------------------------------------------


MEDIA (0.1%)
CBS Cl B                                                3,552                  96,792
Gannett                                                 2,452                  95,628
                                                                      ---------------
Total                                                                         192,420
-------------------------------------------------------------------------------------


METALS & MINING (0.2%)
Alcoa                                                   2,200                  80,410
Allegheny Technologies                                    218                  18,835
Freeport-McMoRan Copper & Gold                          1,757                 179,988
United States Steel                                       307                  37,119
                                                                      ---------------
Total                                                                         316,352
-------------------------------------------------------------------------------------


MULTI-UTILITIES (--%)
Sempra Energy                                             480                  29,702
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (1.3%)
Chevron                                                 8,032                 749,626
ConocoPhillips                                          4,333                 382,604
Exxon Mobil                                             7,655                 717,196
                                                                      ---------------
Total                                                                       1,849,426
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (--%)
MeadWestvaco                                              682                  21,347
Weyerhaeuser                                              390                  28,758
                                                                      ---------------
Total                                                                          50,105
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (--%)
Avon Products                                             972                  38,423
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.8%)
Eli Lilly & Co                                            196                  10,464
Forest Laboratories                                       523(b)               19,063
Johnson & Johnson                                       4,111                 274,204
King Pharmaceuticals                                    1,928(b)               19,743
Merck & Co                                              2,239                 130,108
Pfizer                                                 24,782                 563,295
                                                                      ---------------
Total                                                                       1,016,877
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Alexandria Real Estate Equities                           119                  12,099
AMB Property                                              215                  12,375
AvalonBay Communities                                     150                  14,121
Boardwalk Real Estate Investment Trust                    127(c)                5,694
Boston Properties                                         194                  17,811
Brookfield Properties                                     579                  11,146
Camden Property Trust                                     147                   7,078
Corporate Office Properties Trust                         107                   3,371
Developers Diversified Realty                             151                   5,782
DiamondRock Hospitality                                   270                   4,045
Douglas Emmett                                            398                   8,999
Essex Property Trust                                      140                  13,649
Federal Realty Investment Trust                           229                  18,812
General Growth Properties                                 266                  10,954
HCP                                                       349                  12,138
Hersha Hospitality Trust                                  244                   2,318
Highwoods Properties                                      236                   6,934
Home Properties                                           276                  12,379
Host Hotels & Resorts                                     708                  12,064
Kilroy Realty                                             107                   5,881
Kimco Realty                                              221                   8,044
LaSalle Hotel Properties                                  321                  10,240
Liberty Property Trust                                    140                   4,033
Macerich                                                  161                  11,441
Mid-America Apartment Communities                         275                  11,756
ProLogis                                                  453                  28,711
Public Storage                                            263                  19,307
Rayonier                                                  104                   4,913
Regency Centers                                           217                  13,994
Senior Housing Properties Trust                           333                   7,552
Simon Property Group                                      404                  35,092
SL Green Realty                                           107                  10,000
Vornado Realty Trust                                      217                  19,085
                                                                      ---------------
Total                                                                         381,818
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
Forest City Enterprises Cl A                               72                   3,200
-------------------------------------------------------------------------------------


ROAD & RAIL (0.1%)
CSX                                                     1,057                  46,487
Union Pacific                                             663                  83,286
                                                                      ---------------
Total                                                                         129,773
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (--%)
MEMC Electronic Materials                                 362(b)               32,033
-------------------------------------------------------------------------------------


SOFTWARE (0.2%)
Microsoft                                               5,989                 213,209
Oracle                                                  3,280(b)               74,062
                                                                      ---------------
Total                                                                         287,271
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.2%)
Abercrombie & Fitch Cl A                                  166                  13,275
Bed Bath & Beyond                                         696(b)               20,455
Best Buy                                                  503                  26,483
Gap                                                     1,391                  29,600
Home Depot                                              7,101                 191,302
Lowe's Companies                                        3,911                  88,467
Tiffany & Co                                              412                  18,964
                                                                      ---------------
Total                                                                         388,546
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Coach                                                     920(b)               28,134
Liz Claiborne                                           2,378                  48,392
Nike Cl B                                                 715                  45,932
VF                                                        208                  14,281
                                                                      ---------------
Total                                                                         136,739
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.2%)
Countrywide Financial                                   2,858                  25,551
Fannie Mae                                              5,048                 201,818
Freddie Mac                                             2,236                  76,181
MGIC Investment                                           850                  19,066
Washington Mutual                                       3,966                  53,977
                                                                      ---------------
Total                                                                         376,593
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


TRADING COMPANIES & DISTRIBUTORS (--%)
WW Grainger                                               239                 $20,917
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $12,376,345)                                                       $12,080,242
-------------------------------------------------------------------------------------





BONDS (60.2%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (1.4%)(c)
Development Bank of Japan
 (Japanese Yen)
 06-20-14                               1.60%         80,000,000             $736,388
Gaz Capital
 Sr Unsecured
 08-16-37                               7.29             300,000(d)           302,625
Pemex Project Funding Master Trust
 03-01-18                               5.75             300,000(d)           299,250
 06-15-35                               6.63             745,000              785,255
                                                                      ---------------
Total                                                                       2,123,518
-------------------------------------------------------------------------------------


FOREIGN GOVERNMENT (0.3%)(c)
Republica Orient Uruguay
 (Uruguay Peso)
 04-05-27                               4.25           7,928,480(e)           373,247
 06-26-37                               3.70           3,774,097(e)           161,002
                                                                      ---------------
Total                                                                         534,249
-------------------------------------------------------------------------------------


FOREIGN LOCAL GOVERNMENT (0.4%)(c)
Russian Federation
 03-31-30                               7.50             499,950(d)           568,693
Santa Fe de Bogota
 (Colombian Peso) Sr Unsub
 07-26-28                               9.75         200,000,000(d)            99,988
                                                                      ---------------
Total                                                                         668,681
-------------------------------------------------------------------------------------


SOVEREIGN (10.4%)(c)
Bundesrepublik Deutschland
 (European Monetary Unit)
 01-04-10                               5.38             465,000              695,244
 01-04-13                               4.50             245,000              363,448
 07-04-14                               4.25             300,000              438,487
 07-04-34                               4.75             135,000              200,547
Buoni Poliennali Del Tesoro
 (European Monetary Unit) Sr Unsub
 08-01-17                               5.25             650,000            1,000,489
Dominican Republic
 04-20-27                               8.63             100,000(d)           116,000
Federative Republic of Brazil
 01-17-17                               6.00             800,000              812,799
 10-14-19                               8.88             270,000              334,125
 01-20-34                               8.25             100,000              126,500
Govt of Canada
 (Canadian Dollar)
 09-01-09                               4.25              75,000               76,021
Govt of Jamaica
 Sr Unsecured
 03-15-39                               8.00             320,000              311,200
Govt of New Zealand
 (New Zealand Dollar)
 07-15-09                               7.00              20,000               15,240
Govt of Norway
 (Norwegian Krone)
 05-16-11                               6.00             127,000               24,330
BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
Govt of Ukraine
 06-26-12                               6.39             250,000(d)           254,725
 11-14-17                               6.75             100,000(d)            98,250
Govt of Ukraine
 Sr Unsub
 11-21-16                               6.58             300,000(d)           295,500
Islamic Republic of Pakistan
 06-01-17                               6.88             150,000(d)           126,000
Merrill Lynch & Co
 (Brazilian Real) Sr Unsecured
 03-08-17                              10.71             940,000              495,920
Mexican Fixed Rate Bonds
 (Mexican Peso)
 12-18-14                               9.50           2,000,000              196,863
Morgan Stanley
 (Brazilian Real) Sr Unsecured
 05-03-17                              10.09           1,050,000(d)           537,704
Peru Enhanced Pass-Thru
 Zero Coupon
 05-31-18                               3.44             300,000(d,k)         205,500
Republic of Argentina
 09-12-13                               7.00             525,000              460,688
 04-17-17                               7.00             380,000              304,000
 12-15-35                               5.00           1,250,000(n)           143,750
Republic of Argentina
 (Argentine Peso)
 06-12-12                              10.50             700,000              162,274
Republic of Colombia
 01-27-17                               7.38             350,000              378,875
 09-18-37                               7.38             300,000              333,750
Republic of Colombia
 (Colombian Peso)
 10-22-15                              12.00         410,000,000              225,632
 06-28-27                               9.85         157,000,000               77,558
Republic of El Salvador
 06-15-35                               7.65             290,000(d)           334,950
Republic of Indonesia
 02-17-37                               6.63             400,000(d)           378,500
Republic of Indonesia
 (Indonesian Rupiah)
 07-15-22                              10.25       5,900,000,000              611,086
Republic of Panama
 01-29-26                               7.13             200,000              220,000
 04-28-34                               8.13             100,000              123,000
 01-26-36                               6.70             100,000              105,500
Republic of Peru
 05-03-16                               8.38              80,000               93,800
 03-14-37                               6.55             200,000              209,000
Republic of Philippines
 03-17-15                               8.88             100,000              117,750
 01-15-16                               8.00             100,000              113,500
 10-07-16                               8.75             100,000(d)           118,000
 01-15-19                               9.88              70,000               91,700
 10-21-24                               9.50             190,000              249,375
 01-14-31                               7.75             600,000              692,250
Republic of Poland
 (Polish Zloty)
 03-24-10                               5.75              81,000               32,505
Republic of Turkey
 03-15-15                               7.25             200,000              214,000
 04-03-18                               6.75             400,000              410,500
 02-05-25                               7.38             450,000              472,500
 02-14-34                               8.00             180,000              198,675
 03-17-36                               6.88             580,000              569,850
Republic of Uruguay
 05-17-17                               9.25             100,000              120,500
Republic of Venezuela
 10-08-14                               8.50             530,000              511,450
 02-26-16                               5.75             450,000              362,250
 12-09-20                               6.00             250,000              188,750
 04-21-25                               7.65             150,000              128,250
 01-13-34                               9.38              40,000               39,800
Republica Orient Uruguay
 03-21-36                               7.63             125,000              136,250
United Kingdom Treasury
 (British Pound)
 09-07-14                               5.00             191,000              389,877
                                                                      ---------------
Total                                                                      16,044,987
-------------------------------------------------------------------------------------


SUPRANATIONAL (--%)
European Investment Bank
 (Japanese Yen)
 01-18-27                               2.15           7,100,000(c)            64,105
-------------------------------------------------------------------------------------


U.S. GOVERNMENT OBLIGATIONS & AGENCIES (9.3%)
Federal Home Loan Bank
 12-29-08                               5.13             330,000              333,660
Federal Home Loan Mtge Corp
 03-15-31                               6.75             250,000              313,261
Federal Natl Mtge Assn
 05-18-12                               4.88           1,325,000            1,375,032
 11-15-30                               6.63             645,000              795,944
 07-15-37                               5.63             255,000              283,716
U.S. Treasury
 09-30-09                               4.00             120,000              121,874
 11-30-09                               3.13           2,045,000            2,047,237
 02-15-10                               4.75             500,000              517,266
 11-30-12                               3.38           2,555,000            2,546,418
 11-15-17                               4.25           1,760,000            1,790,663
 02-15-26                               6.00           2,095,000            2,479,303
U.S. Treasury Inflation-Indexed Bond
 01-15-14                               2.00             904,552(e)           934,361
 01-15-17                               2.38             517,995(e)           546,643
 04-15-28                               3.63             322,928(e)           409,137
                                                                      ---------------
Total                                                                      14,494,515
-------------------------------------------------------------------------------------


ASSET-BACKED (1.0%)
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
 07-15-20                               5.75           1,000,000            1,021,310
MASTR Asset Backed Securities Trust
 Series 2006-HE1 Cl A2
 01-25-36                               5.01             150,000(i)           148,172
Soundview Home Equity Loan Trust
 Series 2006-EQ1 Cl A2
 10-25-36                               4.98             400,000(i)           373,812
                                                                      ---------------
Total                                                                       1,543,294
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


COMMERCIAL MORTGAGE-BACKED (3.3%)(f)
Bank of America-First Union NB Commercial Mtge
 Series 2001-3 Cl A1
 04-11-37                               4.89%           $660,877             $660,866
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A1
 05-15-19                               5.25              63,365               63,804
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                               5.79           1,000,000            1,028,183
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
 01-15-49                               5.42             500,000              498,276
Merrill Lynch Mtge Trust
 Series 2005-CKI1 Cl A1
 11-12-37                               5.08             465,888              466,284
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                               4.34             300,000              298,163
Morgan Stanley Capital I
 Series 2004-HQ3 Cl A1
 01-13-41                               3.10              44,874               44,794
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
 08-15-39                               6.10             175,000              180,971
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
 04-15-42                               4.94           1,000,000              968,460
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                               5.31           1,000,000              995,491
                                                                      ---------------
Total                                                                       5,205,292
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (17.5%)(f,g)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
 03-25-36                               5.69             218,096(j)           216,484
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                               6.00             312,892              303,807
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2007-8 Cl 1A1
 10-25-37                               6.00             997,875              985,991
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
 06-25-47                               6.25             284,084(j)           285,329
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-5 Cl 3A1
 08-25-47                               6.00             268,552(j)           266,428
Citicorp Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-5 Cl 3A1
 08-25-35                               5.00             499,707              471,644
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-45T1 Cl 2A5
 02-25-37                               6.00             495,411              492,625
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-22 Cl 2A16
 09-25-37                               6.50             971,418              974,151
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                               5.37             341,000(i)           262,941
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB8 17 Cl 4A1
 12-20-35                               5.62             402,383(j)           393,345
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                               5.36             137,613(j)           135,802
Federal Home Loan Mtge Corp
 01-01-38                               6.00           1,000,000(p)         1,014,690
 01-01-38                               6.50           1,000,000(p)         1,027,812
Federal Home Loan Mtge Corp #G02757
 06-01-36                               5.00             513,959              501,796
Federal Home Loan Mtge Corp #H01089
 08-01-37                               6.00             973,521              979,882
Federal Natl Mtge Assn
 01-01-38                               6.00           2,000,000(p)         2,031,239
 01-01-38                               6.50           2,000,000(p)         2,055,623
 01-01-38                               7.00           1,000,000(p)         1,040,000
Federal Natl Mtge Assn #257016
 12-01-37                               7.00             494,138              514,025
Federal Natl Mtge Assn #702038
 05-01-33                               5.00           1,104,814            1,079,628
Federal Natl Mtge Assn #725594
 07-01-34                               5.50           1,615,034            1,615,123
Federal Natl Mtge Assn #735224
 02-01-35                               5.50           1,052,056            1,052,836
Federal Natl Mtge Assn #745392
 12-01-20                               4.50             769,669              756,994
Federal Natl Mtge Assn #766641
 03-01-34                               5.00             664,937              649,521
Federal Natl Mtge Assn #770439
 04-01-34                               6.00              56,315               57,265
Federal Natl Mtge Assn #804303
 11-01-34                               5.50           1,367,574            1,367,649
Federal Natl Mtge Assn #848482
 12-01-35                               6.00             965,464              980,964
Federal Natl Mtge Assn #915770
 03-01-37                               6.50           1,045,283            1,074,484
Federal Natl Mtge Assn #928860
 11-01-37                               8.00             399,208(p)           421,262
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
 05-25-37                               5.66             675,953(o)           166,242
Lehman XS Trust
 Series 2006-16N Cl A1B
 11-25-46                               4.99             597,176(i)           570,269
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
 08-25-37                               6.00             985,073              978,148
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                               5.50             984,499              953,509
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                               5.11             127,975(j)           125,658
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
 08-25-37                               6.00           1,221,933            1,228,385
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-14 Cl 1A2
 10-25-37                               6.00             246,894              241,754
                                                                      ---------------
Total                                                                      27,273,305
-------------------------------------------------------------------------------------


AEROSPACE & DEFENSE (0.3%)
Alion Science and Technology
 02-01-15                              10.25             300,000              255,750
L-3 Communications
 Sr Unsecured
 01-15-14                               6.13             250,000              245,000
                                                                      ---------------
Total                                                                         500,750
-------------------------------------------------------------------------------------


AUTOMOTIVE (0.2%)
GMAC
 Sr Unsecured
 04-15-16                               7.70             200,000              169,500
RSC Equipment Rental
 12-01-14                               9.50             200,000              179,000
                                                                      ---------------
Total                                                                         348,500
-------------------------------------------------------------------------------------


BANKING (2.5%)
Alfa MTN Markets/ABH Financial
 06-25-12                               8.20             150,000(c,d)         140,813
Banco BMG
 01-15-16                               9.15             100,000(c,d)         101,400
Banco de Credito del Peru
 Sub Nts
 11-07-21                               6.95             200,000(c,d,i)       206,274
Banco Hipotecario
 Sr Unsecured
 04-27-16                               9.75             200,000(c,d)         187,500
Bank of America
 Sub Nts
 03-15-17                               5.30             600,000              583,425
Citigroup
 Sub Nts
 02-15-17                               5.50             200,000(m)           194,370
ICICI Bank
 10-03-12                               6.63             250,000(c,d)         249,538
Kazkommerts Intl
 11-29-16                               7.50             100,000(c,d)          78,250
KfW
 (Japanese Yen)
 01-20-14                               1.35         128,000,000(c)         1,162,368
Popular North America
 Sr Nts
 10-01-08                               3.88             350,000              346,648

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
BANKING (CONT.)
Russian Standard Finance
 Sr Unsub
 05-05-11                               8.63%           $100,000(c,d)         $90,500
Temir Capital for JSC TemirBank
 05-21-14                               9.50             300,000(c,d)         317,237
TuranAlem Finance
 01-22-37                               8.25             150,000(c,d)         128,250
UK SPV Credit Finance for
 JSC Commercial Bank Privatbank
 Sr Unsecured
 02-06-12                               8.00             100,000(c,d)          96,406
                                                                      ---------------
Total                                                                       3,882,979
-------------------------------------------------------------------------------------


BROKERAGE (0.2%)
Lehman Brothers Holdings
 Sr Unsecured
 09-26-14                               6.20             185,000              188,417
Nuveen Investments
 Sr Nts
 11-15-15                              10.50             200,000(d)           199,250
                                                                      ---------------
Total                                                                         387,667
-------------------------------------------------------------------------------------


CHEMICALS (0.2%)
MacDermid
 Sr Sub Nts
 04-15-17                               9.50             150,000(d)           141,000
Momentive Performance Materials
 Pay-in-kind
 12-01-14                              10.13             250,000(d,h)         228,750
                                                                      ---------------
Total                                                                         369,750
-------------------------------------------------------------------------------------


CONSTRUCTION MACHINERY (0.1%)
Odebrecht Finance
 10-18-17                               7.50             200,000(c,d)         208,456
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (0.4%)
Jarden
 05-01-17                               7.50             350,000              300,125
Vitro
 02-01-17                               9.13             300,000(c)           276,000
                                                                      ---------------
Total                                                                         576,125
-------------------------------------------------------------------------------------


ELECTRIC (1.2%)
Aes Dominicana Energia Finance
 12-13-15                              11.00             200,000(c,d)         199,000
EEB Intl
 10-31-14                               8.75             150,000(c,d)         153,375
Indiana Michigan Power
 Sr Nts
 03-15-37                               6.05             200,000              187,972
ISA Capital do Brasil
 Secured
 01-30-17                               8.80             100,000(c,d)         103,000
Majapahit Holding
 10-17-16                               7.75             200,000(c,d)         200,500
 06-28-17                               7.25             200,000(c,d)         196,160
Natl Power
 11-02-16                               6.88             300,000(c,d,m)       306,690
NRG Energy
 01-15-17                               7.38             300,000              292,500
Sierra Pacific Power
 Series M
 05-15-16                               6.00             220,000              218,074
                                                                      ---------------
Total                                                                       1,857,271
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (0.8%)
ASG Consolidated LLC/Finance
 Sr Disc Nts
 (Zero coupon through 11-01-08,
 thereafter 11.50%)
 11-01-11                               9.18             260,000(l)           243,100
Bertin Ltda
 Sr Unsecured
 10-05-16                              10.25             220,000(c,d)         229,636
Cerveceria Nacional Dominicana
 Sr Unsub
 03-27-12                              16.00             200,000(c,d,i)       211,000
Cott Beverages USA
 12-15-11                               8.00             200,000              186,000
JBS
 02-07-11                               9.38             200,000(c)           195,760
Marfrig Overseas
 11-16-16                               9.63             120,000(c,d)         119,250
MHP
 11-30-11                              10.25             100,000(c,d)         101,000
                                                                      ---------------
Total                                                                       1,285,746
-------------------------------------------------------------------------------------


GAMING (0.7%)
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
 03-01-12                              10.13             175,000              180,688
Fontainebleau Las Vegas Holdings LLC/Capital
 2nd Mtge
 06-15-15                              10.25             150,000(d)           130,125
Indianapolis Downs LLC/Capital
 Secured
 11-01-12                              11.00              95,000(d)            93,338
MGM Mirage
 06-01-16                               7.50             300,000              296,999
Pokagon Gaming Authority
 Sr Nts
 06-15-14                              10.38             190,000(d)           204,250
Tunica-Biloxi Gaming Authority
 Sr Unsecured
 11-15-15                               9.00             210,000(d)           214,200
                                                                      ---------------
Total                                                                       1,119,600
-------------------------------------------------------------------------------------


GAS DISTRIBUTORS (0.1%)
Petroleos de Venezuela
 04-12-17                               5.25             150,000(c)           106,500
-------------------------------------------------------------------------------------


GAS PIPELINES (0.6%)
Colorado Interstate Gas
 Sr Nts
 11-15-15                               6.80             635,000              661,010
TGI Intl
 10-03-17                               9.50             200,000(c,d)         209,000
                                                                      ---------------
Total                                                                         870,010
-------------------------------------------------------------------------------------


HEALTH CARE (0.7%)
Community Health Systems
 07-15-15                               8.88             350,000              356,563
HCA
 Sr Unsecured
 02-15-16                               6.50             300,000              255,000
Omnicare
 Sr Sub Nts
 06-01-13                               6.13             250,000              227,500
Select Medical
 Sr Unsecured
 09-15-15                              11.26             300,000(i)           261,000
                                                                      ---------------
Total                                                                       1,100,063
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (0.5%)
Chaparral Energy
 Sr Nts
 02-01-17                               8.88             245,000(d)           220,500
Connacher Oil and Gas
 Secured
 12-15-15                              10.25              60,000(c,d)          59,925
TNK-BP Finance
 07-18-16                               7.50             100,000(c,d)          98,625
 03-13-18                               7.88             425,000(c,d)         427,571
                                                                      ---------------
Total                                                                         806,621
-------------------------------------------------------------------------------------


LIFE INSURANCE (0.2%)
Pricoa Global Funding 1
 Secured
 10-18-12                               5.40             200,000(d)           203,372
Prudential Financial
 12-01-37                               6.63             140,000              139,623
                                                                      ---------------
Total                                                                         342,995
-------------------------------------------------------------------------------------


MEDIA CABLE (0.8%)
Cablevision Systems
 Sr Unsecured Series B
 04-15-12                               8.00             250,000              242,500
Charter Communications Operating LLC/Capital
 Secured
 04-30-14                               8.38             300,000(d)           290,250
Comcast
 03-15-37                               6.45             305,000              310,545
Quebecor Media
 Sr Unsecured
 03-15-16                               7.75             250,000(c,d)         240,625
Univision Communications
 Pay-in-kind
 03-15-15                               9.75             150,000(d,h)         135,750
                                                                      ---------------
Total                                                                       1,219,670
-------------------------------------------------------------------------------------


MEDIA NON CABLE (1.6%)
British Sky Broadcasting Group
 02-23-09                               6.88             300,000(c)           305,830
EchoStar DBS
 02-01-16                               7.13             300,000              306,000
Lamar Media
 Sr Sub Nts
 08-15-15                               6.63             300,000(d)           292,500
LBI Media
 Sr Sub Nts
 08-01-17                               8.50             138,000(d)           133,170
Liberty Media LLC
 Sr Unsecured
 02-01-30                               8.25             230,000              220,717

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
5 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MEDIA NON CABLE (CONT.)
News America
 12-15-35                               6.40%           $265,000             $268,086
RH Donnelley
 Sr Unsecured
 01-15-13                               6.88             300,000              268,500
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13             300,000              295,811
Thomson
 Sr Unsecured
 10-01-14                               5.70             350,000(c)           351,441
                                                                      ---------------
Total                                                                       2,442,055
-------------------------------------------------------------------------------------


METALS (0.2%)
Industrias Metalurgicas Pescarmona
 Sr Unsecured
 10-22-14                              11.25             350,000(c,d)         331,188
-------------------------------------------------------------------------------------


NON CAPTIVE DIVERSIFIED (0.1%)
GRUPO KUO
 10-17-17                               9.75             150,000(c,d)         157,311
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.5%)
Gaz Capital for Gazprom
 Sr Nts
 11-22-16                               6.21             300,000(c,d)         289,500
Gaz Capital for Gazprom
 Sr Unsecured
 03-07-22                               6.51             300,000(c,d)         285,210
Gazstream
 07-22-13                               5.63              79,290(c,d)          78,053
Petrobras Intl Finance
 03-01-18                               5.88             120,000(c)           122,190
                                                                      ---------------
Total                                                                         774,953
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (0.3%)
Cardtronics
 08-15-13                               9.25             328,000              320,620
Triad Acquisition
 Sr Unsecured Series B
 05-01-13                              11.13             300,000              222,000
                                                                      ---------------
Total                                                                         542,620
-------------------------------------------------------------------------------------


OTHER INDUSTRY (0.2%)
Baldor Electric
 02-15-17                               8.63             165,000              169,950
Leucadia Natl
 Sr Unsecured
 09-15-15                               8.13              95,000               95,731
                                                                      ---------------
Total                                                                         265,681
-------------------------------------------------------------------------------------


PAPER (0.5%)
Georgia-Pacific
 01-15-17                               7.13             195,000(d)           189,638
NewPage
 05-01-12                              10.00             301,000              302,505
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00             300,000              289,875
                                                                      ---------------
Total                                                                         782,018
-------------------------------------------------------------------------------------


RAILROADS (0.3%)
Burlington Northern Sante Fe
 01-15-15                               4.88             100,000               95,648
CSX
 Sr Unsecured
 11-01-09                               4.88             300,000              298,809
                                                                      ---------------
Total                                                                         394,457
-------------------------------------------------------------------------------------


REITS (--%)
ERP Operating LP
 06-15-17                               5.75              80,000               76,429
-------------------------------------------------------------------------------------


RETAILERS (0.6%)
Controladora Comerical Mexicana
 (Mexican Peso)
 03-30-27                               8.70           5,100,000(c,d)         450,630
Home Depot
 Sr Unsecured
 12-16-36                               5.88             215,000(m)           181,439
Kohl's
 Sr Unsecured
 12-15-17                               6.25             180,000              180,853
Neiman Marcus Group
 10-15-15                              10.38             115,000              119,744
                                                                      ---------------
Total                                                                         932,666
-------------------------------------------------------------------------------------


TECHNOLOGY (0.3%)
Communications & Power Inds
 02-01-12                               8.00             150,000              150,000
SunGard Data Systems
 08-15-13                               9.13             255,000              259,463
West Corp
 10-15-16                              11.00             120,000              119,100
                                                                      ---------------
Total                                                                         528,563
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.2%)
Erac USA Finance
 10-15-17                               6.38             200,000(d)           193,468
FedEx
 04-01-09                               3.50             170,000(m)           167,253
                                                                      ---------------
Total                                                                         360,721
-------------------------------------------------------------------------------------


WIRELESS (0.2%)
Centennial Communications
 Sr Nts
 01-01-13                              10.00             255,000              265,200
-------------------------------------------------------------------------------------


WIRELINES (2.1%)
AT&T
 Sr Unsecured
 03-15-11                               6.25               5,000                5,205
 01-15-38                               6.30             280,000              285,852
GCI
 Sr Unsecured
 02-15-14                               7.25             300,000              271,875
Level 3 Financing
 11-01-14                               9.25             139,000              125,795
Telecom Italia Capital
 11-15-13                               5.25             360,000(c)           355,799
Telefonica Europe
 09-15-10                               7.75             390,000(c)           417,438
TELUS
 06-01-11                               8.00             880,000(c)           953,452
Verizon New York
 Sr Unsecured Series A
 04-01-12                               6.88             603,000              639,787
Windstream
 03-15-19                               7.00             300,000              285,750
                                                                      ---------------
Total                                                                       3,340,953
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $93,911,632)                                                       $94,129,464
-------------------------------------------------------------------------------------

SENIOR LOANS (29.2%)(q)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AUTOMOTIVE (0.6%)
Exide Tech
 Term Loan
 05-15-12                               8.39%            $49,750              $47,636
Goodyear Engineered Product
 1st Lien Term Loan
 07-13-14                               7.46              43,641               41,404
Goodyear Engineered Product
 Delayed Draw Term Loan
 07-13-14                               7.35               6,250                5,930
Mark IV
 Tranche B Term Loan
 06-21-11                         9.33-10.75             496,536              473,362
Oshkosh Truck
 Tranche B Term Loan
 12-06-13                               6.90             362,843              347,422
                                                                      ---------------
Total                                                                         915,754
-------------------------------------------------------------------------------------


BROKERAGE (0.1%)
Nuveen Investments
 Term Loan
 11-12-14                          7.83-7.87             125,000              123,531
-------------------------------------------------------------------------------------


BUILDING MATERIALS (0.2%)
Nortek
 Tranche B Term Loan
 08-27-11                               7.10             292,577              270,268
-------------------------------------------------------------------------------------


CHEMICALS (2.0%)
Brenntag
 Acquisition Facility Term Loan
 TBD                                     TBD               9,818(c,p,r)         9,524
Brenntag
 Tranche B2 Term Loan
 TBD                                     TBD              40,182(c,p,r)        38,474
Celanese
 Credit Linked Deposit
 04-02-13                               5.23             525,455              501,810
Hexion Specialty Chemical
 Tranche C5 Term Loan
 05-05-13                               7.13              99,500               96,198
Huntsman Intl LLC
 Tranche B Term Loan
 04-19-14                               6.62             187,805              184,002
Invista Canada
 Tranche B2 Term Loan
 04-29-11                               6.33              87,501               84,739
Invista SARL
 Tranche B1 Term Loan
 04-29-11                               6.33             165,073              159,812

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
6 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CHEMICALS (CONT.)
ISP Chemical
 Term Loan
 06-01-14                          6.69-6.94%            $24,938              $23,732
Kraton Polymers
 Term Loan
 05-12-13                               7.25             100,000               94,250
Nalco Chemical
 Tranche B Term Loan
 11-01-10                          6.48-7.12             846,628              833,268
Rockwood Specialties Group
 Tranche E Term Loan
 12-13-13                               6.46             621,558              599,250
Solutia
 Tranche B Term Loan
 03-31-08                               8.06             335,414              333,529
Univar
 Tranche B Term Loan
 11-13-14                               7.89             100,000(c)            98,016
                                                                      ---------------
Total                                                                       3,056,604
-------------------------------------------------------------------------------------


CONSTRUCTION MACHINERY (0.5%)
Flowserve
 Tranche B Term Loan
 08-10-12                          6.38-6.69             627,158              605,992
Xerium Technologies
 Tranche B Term Loan
 05-18-12                               7.95             268,468              244,977
                                                                      ---------------
Total                                                                         850,969
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (0.8%)
Amscan
 Term Loan
 05-25-13                          7.25-8.50             164,586              151,831
Fender Musical Instruments
 Delayed Draw Term Loan
 TBD                                     TBD              16,667(p,r,s)        15,250
Fender Musical Instruments
 Tranche B Term Loan
 06-09-14                          7.11-8.50              33,250               30,424
Jarden
 Tranche B Term Loan
 01-24-12                               6.58             123,619              120,219
Prestige Brands
 Tranche B Term Loan
 TBD                                     TBD             284,035(p,r)         277,823
Simmons
 Tranche D Term Loan
 TBD                                     TBD             431,152(p,r)         409,056
Visant
 Tranche C Term Loan
 12-21-11                               6.72             220,865              216,172
                                                                      ---------------
Total                                                                       1,220,775
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (0.6%)
Contech Constructions Products
 Term Loan
 TBD                                     TBD             390,230(p,r)         370,720
Foamex LP
 Tranche B 1st Lien Term Loan
 02-07-13                          7.28-7.49             258,750              236,109
Johnson Diversey
 Delayed Draw Term Loan
 12-16-10                               7.36              55,840               54,583
SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
Johnson Diversey
 Tranche B Term Loan
 12-16-11                               6.88             168,739              164,803
Maxim Crane Works LP
 Tranche B Term Loan
 06-29-14                               7.23              24,938               23,067
New Customer Service
 Term Loan
 05-22-14                          7.39-7.74             149,098              137,915
                                                                      ---------------
Total                                                                         987,197
-------------------------------------------------------------------------------------


ELECTRIC (1.6%)
ANP Funding I LLC
 Tranche A Term Loan
 07-29-10                               8.73             407,461              402,706
Bicent Power
 Tranche B 1st Lien Term Loan
 06-30-14                               6.83              24,143               23,600
Covanta Energy
 1st Lien Letter of Credit
 02-09-14                               4.60             164,948              156,701
Covanta Energy
 1st Lien Term Loan
 02-09-14                          6.25-7.06             333,376              316,707
Energy Future Holdings
 Tranche B2 Term Loan
 10-30-14                               8.40              75,000               73,553
La Paloma Generating LLC
 2nd Lien Term Loan
 08-16-13                               8.33             500,000              469,374
LaPaloma Generating LLC
 Term Loan
 08-16-12                          6.58-6.60             476,095              444,854
LS Power
 2nd Lien Term Loan
 11-01-15                               8.58             500,000              492,499
NRG Energy
 Credit Linked Deposit
 02-01-13                               6.48              29,284               27,735
NRG Energy
 Term Loan
 02-01-13                               6.58              63,428               60,367
Reliant Energy
 Letter of Credit
 06-30-14                               5.11              50,000               46,688
                                                                      ---------------
Total                                                                       2,514,784
-------------------------------------------------------------------------------------


ENTERTAINMENT (1.5%)
AMC Entertainment
 Term Loan
 01-26-13                               6.53             536,086              512,932
Cinemark USA
 Term Loan
 10-05-13                          6.64-6.98             635,618              601,060
Hit Entertainment
 Term Loan
 06-12-14                               6.83             340,916              326,853
Regal Cinemas
 Term Loan
 11-10-10                               6.33             698,715              660,727
Six Flags Premier Parks
 Tranche B Term Loan
 04-30-15                               7.25              99,500               90,936
Universal City
 Term Loan
 06-09-11                          6.68-7.00             100,000               97,875
                                                                      ---------------
Total                                                                       2,290,383
-------------------------------------------------------------------------------------


ENVIRONMENTAL (--%)
Allied Waste North America
 Term Loan
 03-28-14                          6.36-6.88              36,502               34,791
Allied Waste North America
 Tranche A Credit Linked Deposit
 03-28-14                               5.12              24,745               23,606
                                                                      ---------------
Total                                                                          58,397
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (0.6%)
Dean Foods
 Tranche B Term Loan
 04-02-14                               6.58             457,898              431,233
Del Monte
 Tranche B Term Loan
 02-08-12                          6.43-6.57             171,163              169,166
OSI Group LLC
 Term Loan
 09-02-11                               6.84             335,980              322,541
United Agricultural Products
 Term Loan
 06-01-12                               7.90              75,000               74,813
                                                                      ---------------
Total                                                                         997,753
-------------------------------------------------------------------------------------


GAMING (1.4%)
BLB Wembly
 1st Lien Term Loan
 07-18-11                          7.35-7.97             262,024              243,682
Cannery Casino Resorts LLC
 1st Lien Delayed Draw Term Loan
 TBD                                     TBD             388,583(p,r,s)       379,839
 05-18-13                          7.09-7.46              82,677               80,817
Cannery Casino Resorts LLC
 1st Lien Term Loan
 05-18-12                               7.20             577,293              564,304
Cannery Casino Resorts LLC
 2nd Lien Term Loan
 05-18-13                               9.20              25,000               24,313
CCM Merger
 Tranche B 1st Lien Term Loan
 07-13-12                          6.84-7.15             335,403              321,567
Fontainebleau Las Vegas
 Delayed Draw Term Loan
 TBD                                     TBD              25,000(p,r,s)        23,313
Fontainebleau Las Vegas
 Tranche B Term Loan
 06-05-14                               8.40              50,000               46,625
Golden Nugget
 1st Lien Term Loan
 06-22-14                          6.86-6.97              63,636               59,818
Golden Nugget
 2nd Lien Term Loan
 06-22-14                               8.22              50,000               45,250
Golden Nugget
 Delayed Draw Term Loan
 TBD                                     TBD              36,364(p,r,s)        34,182

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
7 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
GAMING (CONT.)
Green Valley Ranch Gaming
 2nd Lien Term Loan
 08-08-14                               8.33%           $300,000             $270,750
Isle of Capri Casinos
 Term Loan
 01-18-15                               6.58              29,265               27,143
Isle of Capri Casinos
 Tranche A Delayed Draw Term Loan
 TBD                                     TBD               8,824(p,r,s)         8,206
Isle of Capri Casinos
 Tranche B Delayed Draw Term Loan
 01-18-15                               6.58              11,706               10,886
Venetian Casino Resort
 Tranche 1 Delayed Draw Term Loan
 TBD                                     TBD              20,000(p,r,s)        18,763
Venetian Casino Resort
 Tranche B Term Loan
 05-18-14                               6.58              79,600               74,675
                                                                      ---------------
Total                                                                       2,234,133
-------------------------------------------------------------------------------------


GAS PIPELINES (0.8%)
Calumet Lubricants
 Letter of Credit
 TBD                                     TBD              14,368(p,r)          13,901
Calumet Lubricants
 Tranche B Term Loan
 TBD                                     TBD             110,632(p,r)         107,037
Coffeyville Resources
 Letter of Credit
 06-11-22                               5.25              81,422               78,572
Coffeyville Resources
 Tranche D Term Loan
 12-28-13                          8.48-9.50             266,210              257,114
Kinder Morgan
 Tranche B Term Loan
 05-30-14                               6.35             742,174              737,416
                                                                      ---------------
Total                                                                       1,194,040
-------------------------------------------------------------------------------------


HEALTH CARE (2.2%)
Biomet
 Term Loan
 09-25-13                               7.86              49,875               49,320
DaVita
 Tranche B1 Term Loan
 10-05-12                          6.35-6.75             780,893              749,659
HCA
 Tranche B Term Loan
 11-17-13                               7.08             158,800              152,572
inVentiv Health
 Delayed Draw Term Loan
 TBD                                     TBD               1,429(p,r,s)         1,346
inVentiv Health
 Tranche B Term Loan
 10-05-11                               6.58              23,454               22,105
Inverness Medical
 1st Lien Term Loan
 06-26-14                               6.84              49,750               47,387
Inverness Medical
 2nd Lien Term Loan
 06-26-15                               9.09             500,000              485,000
Matria Healthcare
 Tranche B Term Loan
 01-19-12                          7.00-7.20             368,647              355,744
Psychiatric Solutions
 Term Loan
 07-01-12                          6.57-7.18             149,902              143,813
Royalty Pharma Finance Trust
 Tranche B Term Loan
 04-16-13                               7.14             528,500              525,308
Stiefel Laboratories
 Delayed Draw Term Loan
 12-28-13                               7.50              43,230               41,933
Stiefel Laboratories
 Term Loan
 12-28-13                               7.50              56,661               54,961
Surgical Care
 Term Loan
 12-29-14                               7.08              24,875               22,201
Vanguard Health Systems
 Term Loan
 09-23-11                               7.10             752,934              724,699
                                                                      ---------------
Total                                                                       3,376,048
-------------------------------------------------------------------------------------


LIFE INSURANCE (0.2%)
Asurion
 1st Lien Term Loan
 07-03-14                               7.88             100,000               96,250
Conseco
 Term Loan
 10-10-13                               6.85             291,038              266,483
                                                                      ---------------
Total                                                                         362,733
-------------------------------------------------------------------------------------


MEDIA CABLE (2.0%)
CSC Holdings
 Incremental Term Loan
 03-29-13                               6.90             373,307              352,395
Discovery Communications
 Tranche B Term Loan
 05-14-14                               6.83             497,500              481,023
Mediacom Communications
 Tranche D2 Term Loan
 12-31-15                          6.14-6.69             365,069              336,776
NTL Telewest
 Tranche B4 Term Loan
 09-03-12                               7.22             944,107(c)           905,162
Quebecor Media
 Tranche B Term Loan
 01-17-13                               7.24             248,106(c)           241,283
Telesat
 Tranche 1 Term Loan
 10-25-14                          7.84-8.09              92,126(c)            89,780
Telesat
 Tranche 2 Term Loan
 TBD                                     TBD               7,349(c,p,r,s)       7,167
 10-25-14                               8.00                 525(c)               512
Univision Communications
 Delayed Draw Term Loan
 TBD                                     TBD              26,846(p,r,s)        24,429
 09-23-14                               7.10              21,476               19,544
Univision Communications
 Term Loan
 09-23-14                               7.21             751,678              684,027
                                                                      ---------------
Total                                                                       3,142,098
-------------------------------------------------------------------------------------


MEDIA NON CABLE (3.5%)
Advanstar
 1st Lien Term Loan
 06-01-14                               7.09              74,625               67,909
Advanstar
 2nd Lien Term Loan
 12-01-14                               9.84              25,000               23,000
CanWest Media
 Tranche D Term Loan
 07-13-14                               7.08              49,750(c)            48,258
Citadel Communications
 Tranche B Term Loan
 06-08-14                          6.46-6.83              50,000               45,209
CMP Susquehanna
 Term Loan
 TBD                                     TBD             350,000(p,r)         324,916
Cumulus Media
 Term Loan
 06-11-14                          6.60-6.95             447,413              426,532
CW Media Holdings
 Tranche B Term Loan
 03-21-15                               7.08             200,000              198,500
Deluxe Communications
 Tranche A Credit Linked Deposit
 TBD                                     TBD              13,924(p,r)          12,670
Deluxe Communications
 Tranche B Term Loan
 TBD                                     TBD             301,242(p,r)         274,130
Deluxe Communications
 Tranche C Term Loan
 TBD                                     TBD              27,354(p,r)          24,892
Emmis Operating
 Tranche B Term Loan
 11-01-13                          6.84-6.85             434,960              404,330
Gate House Media
 Term Loan
 08-28-14                               7.41             700,000              594,999
Gray Television
 Tranche B Term Loan
 01-19-15                               6.73             369,477              342,689
Intelsat
 Term Loan
 02-01-14                               7.73             500,000(c)           490,625
Lodgenet Entertainment
 Term Loan
 03-25-14                               6.83             298,500              287,121
Media News Group
 Tranche C Term Loan
 08-02-13                               7.14             224,167              208,475
Nielsen Finance VNU
 Term Loan
 08-09-13                          7.15-7.49             148,500              140,983
PanAmSat
 Tranche B2 Term Loan
 08-20-11                               7.23             497,487              487,538
Penton Media
 1st Lien Term Loan
 02-01-13                          7.11-8.50             498,747              449,705
Penton Media
 2nd Lien Term Loan
 02-01-14                               9.98              75,000               61,500
Spanish Broadcasting System
 1st Lien Term Loan
 06-10-12                               6.58             378,724              350,320

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
8 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
MEDIA NON CABLE (CONT.)
Tribune Company
 Tranche X Term Loan
 05-30-09                               7.99%            $46,667              $44,943
Tribune
 Tranche B Term Loan
 05-30-14                               7.91              99,750               84,679
Zuffa
 Term Loan
 06-19-15                               6.94              24,875               20,646
                                                                      ---------------
Total                                                                       5,414,569
-------------------------------------------------------------------------------------


METALS (0.4%)
Aleris Intl
 Term Loan
 12-19-13                               7.00             261,147              235,946
Algoma Steel
 Term Loan
 06-28-13                               7.33              17,715(c)            16,741
Edgen Murray
 1st Lien Term Loan
 05-14-14                          7.64-8.09              49,751               46,580
Edgen Murray
 2nd Lien Term Loan
 05-14-15                              11.14              25,000               22,938
Mueller Group
 Tranche B Term Loan
 05-23-14                          6.58-6.89              23,542               22,218
Noranda Aluminum
 Tranche B Term Loan
 05-18-14                               6.91              21,188               20,353
Novelis Canada
 Term Loan
 07-10-14                               6.83              15,547(c)            14,556
Novelis
 Term Loan
 TBD                                     TBD             250,000(c,p,r)       233,750
 07-10-14                               6.83              34,289(c)            32,060
                                                                      ---------------
Total                                                                         645,142
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.3%)
Dresser
 Tranche B 1st Lien Term Loan
 05-04-14                          7.35-7.45             464,231              446,358
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (0.4%)
Ameritrade Holding
 Tranche B Term Loan
 01-22-13                               6.35             638,198              621,624
-------------------------------------------------------------------------------------


OTHER INDUSTRY (0.3%)
Baldor Electric
 Term Loan
 01-31-14                          6.75-7.13             530,265              519,824
-------------------------------------------------------------------------------------


PACKAGING (0.7%)
Bluegrass Container
 1st Lien Delayed Draw Term Loan
 06-30-13                          7.08-7.10              74,218               73,343
Bluegrass Container
 1st Lien Term Loan
 06-30-13                          7.08-7.10             250,801              247,844
BWAY
 Tranche B Term Loan
 07-17-13                               6.88             177,818              172,483
Solo Cup
 Tranche B1 Term Loan
 02-27-11                          8.38-8.73             629,829              621,957
                                                                      ---------------
Total                                                                       1,115,627
-------------------------------------------------------------------------------------


PAPER (1.0%)
Appleton Papers
 Tranche B Term Loan
 06-05-14                          6.58-6.99              49,750               46,827
Boise Cascade LLC
 Delayed Draw Term Loan
 05-03-14                               6.38             136,890              134,494
Boise Cascade LLC
 Tranche E Term Loan
 05-03-14                          6.38-6.72             608,172              600,570
Newpage Corp
 Term Loan
 11-05-14                               8.69             125,000              124,010
Smurfit Stone Container Enterprises
 Credit Linked Deposit
 TBD                                     TBD             291,100(p,r)         284,259
Smurfit Stone Container Enterprises
 Tranche B Term Loan
 TBD                                     TBD             433,340(p,r)         421,809
                                                                      ---------------
Total                                                                       1,611,969
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.4%)
Pharmaceutical Tech
 Term Loan
 TBD                                     TBD             681,250(p,r)         647,188
-------------------------------------------------------------------------------------


RAILROADS (0.2%)
Kansas City Southern Railway
 Tranche B Term Loan
 TBD                                     TBD             377,281(p,r)         365,962
-------------------------------------------------------------------------------------


REFINING (0.3%)
Western Refining
 Tranche B Term Loan
 05-30-14                               6.60             461,965              440,021
-------------------------------------------------------------------------------------


REITS (0.2%)
Capital Automotive
 Tranche B Term Loan
 12-16-10                               6.98             367,989              359,158
-------------------------------------------------------------------------------------


RESTAURANTS (0.6%)
Buffets
 Letter of Credit
 05-01-13                               5.10             467,094              383,951
Cracker Barrel
 Tranche B1 Term Loan
 04-27-13                               6.40             447,211              424,103
El Pollo Loco
 Tranche B Term Loan
 11-18-11                               7.70             183,351              171,892
                                                                      ---------------
Total                                                                         979,946
-------------------------------------------------------------------------------------


RETAILERS (2.2%)
Buhrmann
 Tranche D1 Term Loan
 12-31-10                          6.99-7.01             499,890              487,393
Gregg Appliances
 Term Loan
 06-28-13                               7.34              24,875               23,756
Jetro Holdings
 Term Loan
 07-12-14                               7.74              48,438               46,984
Lone Star
 Term Loan
 07-16-14                               7.28              24,875               24,502
Michaels Stores
 Term Loan
 10-31-13                          7.19-7.63             621,859              571,021
Neiman Marcus
 Term Loan
 04-06-13                          6.90-7.00              82,279               78,996
Pantry
 Delayed Draw Term Loan
 TBD                                     TBD             169,667(p,r,s)       157,790
Pantry
 Term Loan
 05-15-14                               6.60             590,865              549,503
Pep Boys-Manny Moe & Jack
 Term Loan
 01-27-11                               7.08             246,450              241,521
Rite Aid
 Tranche 2 Term Loan
 06-07-14                          6.62-7.00             100,000               93,375
Sally Holdings
 Tranche B Term Loan
 11-16-13                          7.28-7.52             452,280              434,564
Smart & Final
 Delayed Draw Term Loan
 05-31-14                          7.86-8.15              24,925               22,931
Smart & Final
 Tranche B Term Loan
 05-31-14                               8.08              36,764               33,823
Sport Authority
 Term Loan
 05-03-13                               7.08             457,677              422,207
Yankee Acquisition
 Tranche B Term Loan
 TBD                                     TBD             277,350(p,r)         258,166
                                                                      ---------------
Total                                                                       3,446,532
-------------------------------------------------------------------------------------


TECHNOLOGY (0.6%)
Bearingpoint
 Credit Linked Deposit
 05-31-12                               8.74              50,000               45,750
Bearingpoint
 Term Loan
 05-18-12                          8.22-8.88              49,625               45,407
Freescale Semiconductor
 Term Loan
 12-01-13                               6.98             298,496              275,706
Metavante
 Tranche B Term Loan
 11-01-14                               6.66              75,000               72,938
Reynolds & Reynolds
 1st Lien Term Loan
 TBD                                     TBD             467,125(p,r)         449,023
Verint Systems
 Term Loan
 05-29-14                               7.98              23,462               22,406
                                                                      ---------------
Total                                                                         911,230
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
9 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)


TEXTILE (0.4%)
Hanesbrands
 Tranche B 1st Lien Term Loan
 09-05-13                          6.53-6.82%           $239,720             $232,979
Levi Strauss & Co
 Term Loan
 TBD                                     TBD             100,000(p,r)          90,000
William Carter
 Tranche B Term Loan
 07-14-12                          6.36-6.46             278,478              268,731
                                                                      ---------------
Total                                                                         591,710
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.5%)
Hertz
 Synthetic Letter of Credit
 12-21-12                               4.91             110,430              108,000
Hertz
 Tranche B Term Loan
 12-21-12                          6.75-7.00             635,122              620,921
                                                                      ---------------
Total                                                                         728,921
-------------------------------------------------------------------------------------


WIRELESS (1.1%)
Cellular South
 Delayed Draw Term Loan
 TBD                                     TBD              87,500(p,r,s)        84,000
Cellular South
 Tranche B Term Loan
 05-29-14                          6.56-8.00             261,844              251,370
Centennial Cellular Operating LLC
 Term Loan
 02-04-11                          6.83-7.08             362,697              352,814
Consolidated Communications
 Tranche D Term Loan
 TBD                                     TBD             211,968(p,r)         210,378
 10-14-11                               6.95             140,000              138,950
Cricket Communications
 Tranche B Term Loan
 06-16-13                               7.45             659,874              650,346
Hawaiian Telecom
 Tranche C Term Loan
 04-30-12                               7.08              49,875               46,936
                                                                      ---------------
Total                                                                       1,734,794
-------------------------------------------------------------------------------------


WIRELINES (1.0%)
Alaska Communications System
 Term Loan
 02-01-12                               6.58             400,000              381,900
Cincinnati Bell
 Tranche B Term Loan
 TBD                                     TBD             250,000(p,r)         242,707
 08-31-12                          5.99-7.06             363,706              353,097
Fairpoint Communications
 Tranche B Term Loan
 02-08-12                               6.63             305,000              301,188
Time Warner Telecom
 Tranche B Term Loan
 01-07-13                               6.85             226,982              219,037
                                                                      ---------------
Total                                                                       1,497,929
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $47,079,464)                                                       $45,673,971
-------------------------------------------------------------------------------------





MONEY MARKET FUND (10.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     15,913,293(t)        $15,913,293
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $15,913,293)                                                       $15,913,293
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $169,280,734)(u)                                                  $167,796,970
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Sept. 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2007, the value of foreign securities represented 20.7% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2007, the value of these securities amounted to $12,857,119 or 8.2% of net assets.

(e) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Dec. 31, 2007:

                                                     PRINCIPAL    SETTLEMENT     PROCEEDS
SECURITY                                               AMOUNT        DATE       RECEIVABLE      VALUE
------------------------------------------------------------------------------------------------------
Federal Natl Mtge Assn 01-01-38 5.00%                 $500,000     01-14-08      $483,203     $487,813


(h) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2007.

(j) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2007.

(k) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(l) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.


--------------------------------------------------------------------------------
10 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

(m) Partially pledged as initial margin deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                          NOTIONAL AMOUNT
-----------------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Treasury Note, March 2008, 2-year                                       $1,400,000
SALE CONTRACTS
U.S. Long Bond, March 2008, 20-year                                             700,000
U.S. Treasury Note, March 2008, 5-year                                        1,500,000
U.S. Treasury Note, March 2008, 10-year                                       6,400,000


(n) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually, and the rate is 5% of Argentina GDP growth that exceeds the projected real GDP from Dec. 31, 2004, at an annual growth rate of 3%.

(o) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2007.

(p) At Dec. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $13,444,081.

(q) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(r) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(s) At Dec. 31, 2007, the Fund had unfunded senior loan commitments pursuant to the term of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                             UNFUNDED
BORROWER                                                                    COMMITMENT
--------------------------------------------------------------------------------------
Cannery Casino Resorts LLC                                                   $373,977
Cellular South                                                                 85,718
Fender Musical Instruments                                                     16,667
Fontainebleau Las Vegas                                                        24,938
Golden Nugget                                                                  36,364
Isle of Capri Casinos                                                           8,824
inVentiv Health                                                                 1,429
Pantry                                                                        160,713
Telesat                                                                         7,215
Univision Communications                                                       26,818
Venetian Casino Resort                                                         20,000

--------------------------------------------------------------------------------------
Total                                                                        $762,663
--------------------------------------------------------------------------------------


(t) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(u) At Dec. 31, 2007, the cost of securities for federal income tax purposes was approximately $169,281,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $2,115,000
Unrealized depreciation                                                      (3,599,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(1,484,000)
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
11 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Strategic Allocation Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date February 28, 2008


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date February 28, 2008